Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  December 31, 2022

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  12/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.4%
	Senior Secured Floating Rate Loan Interests — 2.4% of Net Assets*(a)
	Advertising Sales — 0.1%
967,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 7.915% (LIBOR + 350 bps), 8/21/26	$ 880,970
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 6.134% (LIBOR + 175 bps), 11/18/26	1,432,883
	Total Advertising Sales	$2,313,853
	Advertising Services — 0.0%†
742,500	Dotdash Meredith, Inc., Term Loan B, 8.224% (Term SOFR + 400 bps), 12/1/28	$ 650,925
	Total Advertising Services	$650,925
	Aerospace & Defense — 0.0%†
1,482,813	ADS Tactical, Inc., Initial Term Loan, 10.139% (LIBOR + 575 bps), 3/19/26	$ 1,334,531
	Total Aerospace & Defense	$1,334,531
	Auto Parts & Equipment — 0.0%†
489,668	IXS Holdings, Inc., Initial Term Loan, 7.816% (LIBOR + 425 bps), 3/5/27	$ 387,450
	Total Auto Parts & Equipment	$387,450
	Auto-Truck Trailers — 0.0%†
1,488,750	Novae LLC, Tranche B Term Loan, 9.696% (Term SOFR + 500 bps), 12/22/28	$ 1,271,020
	Total Auto-Truck Trailers	$1,271,020
	Batteries/Battery Systems — 0.0%†
721,250	Energizer Holdings, Inc., 2020 Term Loan, 6.625% (LIBOR + 225 bps), 12/22/27	$ 709,530
	Total Batteries/Battery Systems	$709,530
	Building & Construction — 0.0%†
1,229,945	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 8.415% (LIBOR + 400 bps), 10/29/27	$ 1,168,448
	Total Building & Construction	$1,168,448
	Building & Construction Products — 0.0%†
491,250	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.568% (LIBOR + 325 bps), 4/12/28	$ 443,200
	Total Building & Construction Products	$443,200
1Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Building Materials — 0.0%†
992,500	LHS Borrower LLC, Initial Term Loan, 9.173% (Term SOFR + 475 bps), 2/16/29	$ 812,609
	Total Building Materials	$812,609
	Cable & Satellite Television — 0.1%
2,946,701	Charter Communications Operating LLC, Term B-2 Loan, 6.14% (LIBOR + 175 bps), 2/1/27	$ 2,882,471
990,000	Radiate Holdco LLC, Amendment No. 6 Term Loan, 7.634% (LIBOR + 325 bps), 9/25/26	809,944
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.568% (LIBOR + 325 bps), 1/31/29	1,016,191
	Total Cable & Satellite Television	$4,708,606
	Casino Services — 0.1%
1,605,009	Flutter Entertainment Plc, USD Term Loan, 6.98% (LIBOR + 225 bps), 7/21/26	$ 1,586,842
	Total Casino Services	$1,586,842
	Cellular Telecom — 0.0%†
1,234,375	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 8.383% (LIBOR + 400 bps), 10/2/28	$ 964,356
	Total Cellular Telecom	$964,356
	Chemicals-Diversified — 0.1%
2,561,000	Mativ Holdings, Inc., Term B Loan, 8.188% (Term SOFR + 375 bps), 4/20/28	$ 2,432,950
	Total Chemicals-Diversified	$2,432,950
	Chemicals-Specialty — 0.1%
985,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 7.133% (LIBOR + 275 bps), 1/29/26	$ 970,225
990,000	Olympus Water US Holding Corp., Initial Dollar Term Loan, 8.50% (LIBOR + 375 bps), 11/9/28	953,013
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 6.634% (LIBOR + 225 bps), 3/10/28	1,670,235
	Total Chemicals-Specialty	$3,593,473
	Commercial Services — 0.1%
1,110,937	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 7.938% (LIBOR + 350 bps), 6/2/28	$ 929,947
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
471,438	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 8.134% (LIBOR + 375 bps), 12/15/28	$ 454,701
1,765,715	Trans Union LLC, 2019 Replacement Term B-5 Loan, 6.134% (LIBOR + 175 bps), 11/16/26	1,744,748
	Total Commercial Services	$3,129,396
	Computer Data Security — 0.1%
1,237,500	Magenta Buyer LLC, First Lien Initial Term Loan, 9.17% (LIBOR + 475 bps), 7/27/28	$ 1,065,797
692,982	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 8.358% (LIBOR + 400 bps), 4/24/28	576,619
	Total Computer Data Security	$1,642,416
	Computer Software — 0.0%†
496,250	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.134% (LIBOR + 375 bps), 10/16/28	$ 445,385
393,000	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 7.38% (LIBOR + 275 bps), 2/15/28	247,426
	Total Computer Software	$692,811
	Consulting Services — 0.0%†
925,900	MAG DS Corp., Initial Term Loan, 10.23% (LIBOR + 550 bps), 4/1/27	$ 851,828
	Total Consulting Services	$851,828
	Consumer Products — 0.0%†
491,250	Spectrum Brands, Inc., 2021 Term Loan, 6.42% (LIBOR + 200 bps), 3/3/28	$ 483,881
	Total Consumer Products	$483,881
	Containers-Paper & Plastic — 0.1%
2,827,375	Berry Global, Inc., Term Z Loan, 6.024% (LIBOR + 175 bps), 7/1/26	$ 2,809,866
1,476,313	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 7.959% (LIBOR + 375 bps), 11/3/25	1,417,567
	Total Containers-Paper & Plastic	$4,227,433
	Cruise Lines — 0.1%
1,462,500	Carnival Corp., Initial Advance, 7.384% (LIBOR + 300 bps), 6/30/25	$ 1,404,000
	Total Cruise Lines	$1,404,000
3Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Diagnostic Equipment — 0.0%†
1,471,826	Curia Global, Inc., First Lien 2021 Term Loan, 8.165% (LIBOR + 375 bps), 8/30/26	$ 1,215,482
	Total Diagnostic Equipment	$1,215,482
	Direct Marketing — 0.0%†
647,473	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 6.884% (LIBOR + 250 bps), 11/8/24	$ 644,640
	Total Direct Marketing	$644,640
	Disposable Medical Products — 0.1%
992,500	Medline Borrower, LP, Initial Dollar Term Loan, 7.634% (LIBOR + 325 bps), 10/23/28	$ 944,797
900,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 7.165% (LIBOR + 275 bps), 12/11/26	836,438
	Total Disposable Medical Products	$1,781,235
	E-Commerce — 0.0%†
491,250	CNT Holdings I Corp., First Lien Initial Term Loan, 7.239% (Term SOFR + 350 bps), 11/8/27	$ 476,513
	Total E-Commerce	$476,513
	Electric-Generation — 0.0%†
886,132	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.48% (LIBOR + 375 bps), 10/2/25	$ 790,042
551,696	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 6.089% (LIBOR + 175 bps), 12/31/25	547,715
	Total Electric-Generation	$1,337,757
	Electric-Integrated — 0.0%†
479,452	Pike Corp., 2028 Initial Term Loan, 7.39% (LIBOR + 300 bps), 1/21/28	$ 473,060
	Total Electric-Integrated	$473,060
	Enterprise Software & Services — 0.0%†
1,234,375	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 8.384% (LIBOR + 400 bps), 5/12/28	$ 1,168,027
	Total Enterprise Software & Services	$1,168,027
	Entertainment Software — 0.0%†
837,250	Playtika Holding Corp., Term B-1 Loan, 7.134% (LIBOR + 275 bps), 3/13/28	$ 801,027
	Total Entertainment Software	$801,027
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Investment Banker — 0.1%
1,461,313	Citadel Securities LP, 2021 Term Loan, 6.892% (Term SOFR + 250 bps), 2/2/28	$ 1,436,425
933,375	Hudson River Trading LLC, Term Loan, 7.438% (Term SOFR + 300 bps), 3/20/28	884,123
	Total Finance-Investment Banker	$2,320,548
	Finance-Leasing Company — 0.1%
1,228,694	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 6.603% (LIBOR + 225 bps), 12/1/27	$ 1,227,638
1,347,390	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.853% (LIBOR + 150 bps), 2/12/27	1,332,139
	Total Finance-Leasing Company	$2,559,777
	Food-Wholesale & Distributions — 0.0%†
834,167	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 6.384% (LIBOR + 200 bps), 9/13/26	$ 827,578
	Total Food-Wholesale & Distributions	$827,578
	Footwear & Related Apparel — 0.1%
2,512,500	Crocs, Inc., Term Loan, 7.481% (Term SOFR + 350 bps), 2/20/29	$ 2,463,820
	Total Footwear & Related Apparel	$2,463,820
	Forestry — 0.0%†
4,000	Asplundh Tree Expert LLC, Amendment No. 1 Term Loan, 6.134% (LIBOR + 175 bps), 9/7/27	$ —
	Total Forestry	$—
	Gambling (Non-Hotel) — 0.0%†
990,000	Bally's Corp., Term B Facility Loan, 7.542% (LIBOR + 325 bps), 10/2/28	$ 922,350
	Total Gambling (Non-Hotel)	$922,350
	Home Furnishings — 0.0%†
987,500	Herman Miller, Inc. , Initial Term B Loan, 6.375% (LIBOR + 200 bps), 7/19/28	$ 960,138
	Total Home Furnishings	$960,138
	Independent Power Producer — 0.0%†
736,250	Calpine Construction Finance Company, L.P., Term B Loan, 6.386% (LIBOR + 200 bps), 1/15/25	$ 735,502
480,267	EFS Cogen Holdings I LLC, Term B Advance, 8.24% (LIBOR + 350 bps), 10/1/27	462,957
	Total Independent Power Producer	$1,198,459
5Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Internet Security — 0.0%†
1,000,000	NortonLifeLock, Inc., Term Loan B, 6.423% (Term SOFR + 200 bps), 9/12/29	$ 985,312
	Total Internet Security	$985,312
	Investment Management & Advisory Services — 0.1%
985,000	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 7.884% (LIBOR + 350 bps), 4/7/28	$ 924,317
1,487,415	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 7.884% (LIBOR + 350 bps), 5/30/25	1,436,285
	Total Investment Management & Advisory Services	$2,360,602
	Lasers-System & Components — 0.1%
2,449,107	Coherent Corp., Initial Term B Loan, 7.134% (LIBOR + 275 bps), 7/2/29	$ 2,432,576
	Total Lasers-Syst/Components	$2,432,576
	Machinery-Pumps — 0.0%†
1,011,480	Circor International, Inc., Initial Term Loan, 9.883% (LIBOR + 550 bps), 12/20/28	$ 983,665
	Total Machinery-Pumps	$983,665
	Medical Information Systems — 0.0%†
27,174(b)	athenahealth Group, Inc., Initial Delay Draw Term Loan, 7.821% (Term SOFR + 350 bps), 2/15/29	$ 24,604
638,098	athenahealth Group, Inc., Initial Term Loan, 7.821% (Term SOFR + 350 bps), 2/15/29	577,744
	Total Medical Information Systems	$602,348
	Medical Labs & Testing Services — 0.1%
1,785,527	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 7.634% (LIBOR + 325 bps), 3/5/26	$ 1,679,512
1,228,125	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 7.884% (LIBOR + 350 bps), 3/5/26	1,155,205
1,333,125	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.37% (LIBOR + 425 bps), 10/1/28	1,269,801
	Total Medical Labs & Testing Services	$4,104,518
	Medical Products — 0.1%
1,469,584	NMN Holdings III Corp., First Lien Closing Date Term Loan, 8.134% (LIBOR + 375 bps), 11/13/25	$ 1,287,723
315,643	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 8.134% (LIBOR + 375 bps), 11/13/25	276,583
	Total Medical Products	$1,564,306
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Drugs — 0.1%
2,352,501	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 6.384% (LIBOR + 200 bps), 11/15/27	$ 2,276,045
800,000	Padagis LLC, Term B Loan, 8.491% (LIBOR + 475 bps), 7/6/28	708,000
	Total Medical-Drugs	$2,984,045
	Medical-Hospitals — 0.0%†
1,290,250	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 8.48% (LIBOR + 375 bps), 11/15/28	$ 1,097,787
	Total Medical-Hospitals	$1,097,787
	Metal Processors & Fabrication — 0.0%†
335,902	WireCo WorldGroup, Inc., Initial Term Loan, 8.938% (LIBOR + 425 bps), 11/13/28	$ 327,820
	Total Metal Processors & Fabrication	$327,820
	Networking Products — 0.1%
2,499,000	GoTo Group, Inc., First Lien Initial Term Loan, 9.139% (LIBOR + 475 bps), 8/31/27	$ 1,615,426
	Total Networking Products	$1,615,426
	Non-hazardous Waste Disposal — 0.0%†
738,750	WIN Waste Innovations Holdings Inc., Initial Term Loan, 7.48% (LIBOR + 275 bps), 3/24/28	$ 708,738
	Total Non-hazardous Waste Disposal	$708,738
	Office Automation & Equipment — 0.0%†
1,070,925	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.438% (Term SOFR + 400 bps), 3/17/28	$ 990,606
	Total Office Automation & Equipment	$990,606
	Physical Practice Management — 0.0%†
184,103	Envision Healthcare Corp., First Out Term Loan, 12.605% (Term SOFR + 788 bps), 3/31/27	$ 164,772
640,839	Envision Healthcare Corp., Second Out Term Loan, 8.83% (Term SOFR + 425 bps), 3/31/27	208,273
1,569,058	Envision Healthcare Corp., Third Out Term Loan, 8.33% (Term SOFR + 375 bps), 3/31/27	329,502
874,791	Team Health Holdings, Inc., Extended Term Loan, 9.573% (Term SOFR + 525 bps), 3/2/27	663,748
	Total Physical Practice Management	$1,366,295
7Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Printing-Commercial — 0.0%†
738,750	Cimpress Plc, Tranche B-1 Term Loan, 7.884% (LIBOR + 350 bps), 5/17/28	$ 665,799
	Total Printing-Commercial	$665,799
	Private Equity — 0.0%†
749,195	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 5.962% (Term SOFR + 225 bps), 7/1/26	$ 745,761
	Total Private Equity	$745,761
	Property & Casualty Insurance — 0.1%
2,648,384	Asurion LLC, New B-7 Term Loan, 7.384% (LIBOR + 300 bps), 11/3/24	$ 2,578,864
1,173,397	Asurion LLC, New B-8 Term Loan, 7.634% (LIBOR + 325 bps), 12/23/26	1,047,467
982,500	Asurion LLC, New B-9 Term Loan, 7.634% (LIBOR + 325 bps), 7/31/27	861,161
	Total Property & Casualty Insurance	$4,487,492
	Protection-Safety — 0.0%†
914,229	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 6.505% (LIBOR + 275 bps), 9/23/26	$ 907,008
	Total Protection-Safety	$907,008
	Publishing — 0.0%†
997,500	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 9.673% (Term SOFR + 525 bps), 4/9/29	$ 951,864
	Total Publishing	$951,864
	Racetracks — 0.0%†
491,250	Churchill Downs Inc., 2021 Incremental Term B Loan, 6.39% (LIBOR + 200 bps), 3/17/28	$ 487,566
	Total Racetracks	$487,566
	Recreational Centers — 0.0%†
1,220,288	Fitness International LLC, Term B Loan, 7.494% (Term SOFR + 325 bps), 4/18/25	$ 1,130,673
	Total Recreational Centers	$1,130,673
	Rental Auto & Equipment — 0.1%
1,945,667	Avis Budget Car Rental LLC, New Tranche B Term Loan, 6.14% (LIBOR + 175 bps), 8/6/27	$ 1,892,768
895,480	Fly Funding II S.a r.l., Replacement Loan, 6.31% (LIBOR + 175 bps), 8/11/25	739,891
	Total Rental Auto & Equipment	$2,632,659
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.1%
1,146,250	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 8.884% (LIBOR + 450 bps), 11/9/27	$ 1,048,819
982,500	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.835% (Term SOFR + 325 bps), 3/3/28	954,935
740,625	PetSmart LLC, Initial Term Loan, 8.13% (LIBOR + 375 bps), 2/11/28	728,127
739,191	RVR Dealership Holdings LLC, Term Loan, 8.171% (Term SOFR + 375 bps), 2/8/28	680,055
	Total Retail	$3,411,936
	Retail-Restaurants — 0.0%†
1,175,856	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.165% (LIBOR + 175 bps), 11/19/26	$ 1,157,115
	Total Retail-Restaurants	$1,157,115
	Security Services — 0.1%
1,975,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.173% (Term SOFR + 375 bps), 5/12/28	$ 1,878,472
1,500,000	Garda World Security Corp., Term B-2 Loan, 8.93% (LIBOR + 425 bps), 10/30/26	1,463,437
	Total Security Services	$3,341,909
	Soap & Cleaning Preparation — 0.0%†
990,000	Knight Health Holdings LLC, Term B Loan, 9.634% (LIBOR + 525 bps), 12/23/28	$ 594,000
	Total Soap & Cleaning Preparation	$594,000
	Telephone-Integrated — 0.1%
1,867,211	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.134% (LIBOR + 175 bps), 3/1/27	$ 1,794,274
2,920,899	Lumen Technologies Inc., Term B Loan, 6.642% (LIBOR + 225 bps), 3/15/27	2,776,680
	Total Telephone-Integrated	$4,570,954
	Textile-Home Furnishings — 0.0%†
1,786,500	Runner Buyer, Inc., Initial Term Loan, 10.235% (LIBOR + 550 bps), 10/20/28	$ 1,268,415
	Total Textile-Home Furnishings	$1,268,415
	Transportation - Trucks — 0.0%†
1,481,250	Carriage Purchaser, Inc., Term B Loan, 8.634% (LIBOR + 425 bps), 9/30/28	$ 1,380,032
	Total Transportation - Trucks	$1,380,032
9Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Veterinary Diagnostics — 0.0%†
7,500	Elanco Animal Health Inc., Term Loan, 5.87% (LIBOR + 175 bps), 8/1/27	$ 7,216
	Total Veterinary Diagnostics	$7,216
	Web Hosting/Design — 0.0%†
492,500	Endurance International Group Holdings, Inc., Initial Term Loan, 7.717% (LIBOR + 350 bps), 2/10/28	$ 444,481
	Total Web Hosting/Design	$444,481
	Total Senior Secured Floating Rate Loan Interests (Cost $113,507,497)	$104,268,893

	Asset Backed Securities — 25.1% of Net Assets
89,436(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 4.668% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$ 88,099
53,894(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 4.518% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	53,757
482,178(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.518% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	472,127
543,209(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.518% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	524,504
1,053,757(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.548% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	1,030,308
3,550,000(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 5.425% (3 Month USD LIBOR + 110 bps), 10/23/34 (144A)	3,547,302
3,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CR, 8.443% (3 Month USD LIBOR + 420 bps), 4/20/31 (144A)	2,694,777
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 6.193% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	4,923,700
2,379,810	ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27 (144A)	2,349,139
2,694,216	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	2,647,774
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,908,010
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2210

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,649,434	ACM Auto Trust, Series 2022-1A, Class A, 3.23%, 4/20/29 (144A)	$ 5,634,932
1,000,000	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	979,281
4,562,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	4,445,897
12,900,000(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 5.726% (1 Month USD LIBOR + 140 bps), 1/15/37 (144A)	12,317,978
2,770,834(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 5.243% (3 Month USD LIBOR + 100 bps), 7/20/34 (144A)	2,758,970
2,733,333(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 5.079% (3 Month USD LIBOR + 100 bps), 10/15/34 (144A)	2,731,677
8,570,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	8,455,177
3,035,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class E, 3.88%, 8/13/26 (144A)	2,950,795
20,303(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 5.424% (1 Month USD LIBOR + 103 bps), 7/25/32	20,014
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,586,447
2,300,000(a)	Antares CLO LTD, Series 2019-2A, Class D, 9.075% (3 Month USD LIBOR + 475 bps), 1/23/32 (144A)	2,061,913
2,326,715(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1R, 5.149% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	2,300,192
2,552,025	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	2,402,802
5,026,848	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	4,741,373
5,608,744	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	5,128,136
7,500,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class D, 6.90% (1 Month Term SOFR + 256 bps), 2/15/35 (144A)	7,020,979
1,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.518% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	928,935
7,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 7.218% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	6,786,217
11Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 7.718% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	$ 2,220,528
1,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 7.557% (SOFR30A + 375 bps), 1/15/37 (144A)	1,382,437
3,750,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 8.686% (1 Month Term SOFR + 435 bps), 5/15/37 (144A)	3,547,408
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 5.358% (3 Month USD LIBOR + 100 bps), 1/25/35 (144A)	3,999,800
5,566,434	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	5,404,905
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 7.093% (3 Month USD LIBOR + 285 bps), 4/20/31 (144A)	233,425
1,890,236	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	1,835,709
5,356,583(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 5.48% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	5,297,467
221,659	Avid Automobile Receivables Trust, Series 2021-1, Class A, 0.61%, 1/15/25 (144A)	220,978
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,419,892
6,250,000(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 4.042% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,148,125
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 6.489% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	3,344,532
186,862(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.289% (1 Month USD LIBOR + 90 bps), 10/27/32	182,279
1,632,050	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	1,536,247
4,559,852	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	4,522,251
2,169,279(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 5.375% (3 Month USD LIBOR + 105 bps), 4/24/29 (144A)	2,144,685
3,407,032	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,794,960
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2212

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 7.519% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	$ 4,975,000
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.074% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,500,000
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.837% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,500,000
2,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 10.169% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	1,980,000
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.574% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,445,700
9,825,000(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.489% (1 Month USD LIBOR + 115 bps), 8/19/38 (144A)	9,528,373
4,050,000(a)	BRSP, Ltd., Series 2021-FL1, Class D, 7.039% (1 Month USD LIBOR + 270 bps), 8/19/38 (144A)	3,730,487
3,600,000(a)	BRSP, Ltd., Series 2021-FL1, Class E, 7.789% (1 Month USD LIBOR + 345 bps), 8/19/38 (144A)	3,383,222
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.068% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	1,855,417
396,268	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	359,814
8,000,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.157% (SOFR30A + 435 bps), 10/15/26 (144A)	7,813,896
7,950,000	CarNow Auto Receivables Trust, Series 2020-1A, Class D, 7.36%, 9/16/24 (144A)	7,960,561
1,126,675	CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26 (144A)	1,120,523
1,150,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	1,119,618
3,001,459	CarNow Auto Receivables Trust, Series 2022-1A, Class A, 3.44%, 7/15/24 (144A)	2,992,233
1,750,000	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	1,724,413
2,900,000	Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/25 (144A)	2,846,353
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	4,882,501
4,567,909	Carvana Auto Receivables Trust, Series 2021-N3, Class A1, 0.35%, 6/12/28	4,432,914
13Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	$ 815,431
21(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	21
1,293,212(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 5.929% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,280,334
2,888,669(a)	Chesapeake Funding II LLC, Series 2020-1A, Class A2, 4.968% (1 Month USD LIBOR + 65 bps), 8/15/32 (144A)	2,886,215
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 6.925% (3 Month USD LIBOR + 260 bps), 10/24/33 (144A)	1,353,509
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 12.485% (3 Month USD LIBOR + 816 bps), 10/24/33 (144A)	4,154,485
5,100,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 5.225% (3 Month USD LIBOR + 90 bps), 1/23/35 (144A)	5,096,665
5,670,000	CIG Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/26 (144A)	5,639,380
1,095,749	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.69%, 4/14/25 (144A)	1,077,690
3,770,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	3,569,819
267,603(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 5.753% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	267,602
515,000(a)	Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 4.557% (1 Month USD LIBOR + 34 bps), 6/9/25	514,575
4,768,343	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	4,592,041
387,249	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	366,107
108,526(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.839% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	107,331
1,021,296(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.239% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	1,004,984
1,516,185(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.039% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,482,077
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2214

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$ 62,118
1,178,643(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.889% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	1,140,966
2,264,977(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 4.959% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	2,203,749
1,282,896(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.189% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	1,271,738
2,453,707(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.289% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	2,409,315
7,334	Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26 (144A)	7,315
11,100,000	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	10,903,174
1,750,000	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	1,671,318
4,470,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	4,375,815
4,398,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,250,026
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	4,938,510
1,841,150	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	1,799,519
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,380,189
1,350,000	Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25 (144A)	1,316,426
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	470,481
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	58
4,406,081(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 4.604% (1 Month USD LIBOR + 33 bps), 12/11/34 (144A)	4,387,030
602,507(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 5.239% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	601,599
15Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 6.243% (3 Month USD LIBOR + 200 bps), 7/20/30 (144A)	$ 4,732,797
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.493% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	6,135,668
2,148,952(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 5.659% (3 Month USD LIBOR + 158 bps), 4/15/29 (144A)	2,138,949
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 6.079% (3 Month USD LIBOR + 200 bps), 4/15/29 (144A)	6,923,700
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 6.829% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	3,296,830
875,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 4.779% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	874,956
114,838	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	114,729
2,629,095	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	2,567,644
1,971,822	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	1,927,377
4,084,805	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	3,914,502
2,434,941	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	2,314,721
1,135(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 5.244% (1 Month USD LIBOR + 86 bps), 6/25/34	1,139
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 5.373% (3 Month USD LIBOR + 113 bps), 10/20/32 (144A)	4,883,690
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 5.629% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	7,894,252
2,505,075(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 5.269% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,479,000
8,371,309(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 5.234% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	8,226,903
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2216

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 6.514% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	$ 6,553,316
5,519,019	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	4,936,010
3,067,237	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	2,803,483
1,300,000	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	1,282,669
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	909,807
222,814	Freed ABS Trust, Series 2022-1FP, Class A, 0.94%, 3/19/29 (144A)	222,154
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,237,388
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	903,187
450,048	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	442,673
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 10.743% (3 Month USD LIBOR + 650 bps), 4/20/34 (144A)	457,894
3,000,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 6.132% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	2,944,257
9,510,417(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 5.912% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	9,354,713
10,000,000(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 6.232% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,797,500
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 6.043% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,901,545
9,996,156(a)	Gracie Point International Funding, Series 2021-1A, Class A, 5.119% (1 Month USD LIBOR + 75 bps), 11/1/23 (144A)	9,973,578
1,889,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 6.769% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	1,879,326
20,199,809(a)	Gracie Point International Funding, Series 2022-1A, Class A, 6.295% (SOFR30A + 225 bps), 4/1/24 (144A)	20,057,348
17Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,405,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 8.545% (SOFR30A + 450 bps), 4/1/24 (144A)	$ 1,393,258
4,600,000(a)	Gracie Point International Funding, Series 2022-2A, Class A, 6.812% (SOFR30A + 275 bps), 7/1/24 (144A)	4,600,676
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 9.562% (SOFR30A + 550 bps), 7/1/24 (144A)	500,072
2,500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 11.062% (SOFR30A + 700 bps), 7/1/24 (144A)	2,500,359
5,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class A, 7.295% (SOFR30A + 325 bps), 11/1/24 (144A)	5,004,085
3,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class C, 8.545% (SOFR30A + 450 bps), 11/1/24 (144A)	3,002,432
1,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class D, 9.795% (SOFR30A + 575 bps), 11/1/24 (144A)	1,000,804
3,813,333(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 5.279% (3 Month USD LIBOR + 120 bps), 1/15/34 (144A)	3,740,945
83,333(a)	Harbor Park CLO 18-1, Ltd., Series 2018-1A, Class X, 5.143% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	83,329
5,233,750	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	3,910,904
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,528,168
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 11.734% (3 Month USD LIBOR + 736 bps), 7/28/34 (144A)	3,392,008
3,656,250(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 5.237% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	3,575,948
5,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 5.843% (3 Month USD LIBOR + 160 bps), 7/20/33 (144A)	4,801,525
851,871	JPMorgan Chase Bank N.A. - CACLN, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	838,888
3,267,290	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	3,158,382
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2218

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,751	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	$ 724,703
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,679,594
3,663,717	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	3,501,419
689,641	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	655,904
2,063,240(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 4.939% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	2,043,398
125,000(a)	LCM 28, Ltd., Series 28A, Class X, 5.143% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	124,994
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 5.263% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,890,144
5,520,497	Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29 (144A)	5,458,562
8,500,093	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	8,463,317
9,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	8,759,772
1,479,103	LendingPoint Pass-Through Trust Series, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	1,394,582
4,595,854	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	4,373,770
9,476,793	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	8,782,334
8,391,650	Libra Solutions LLC, Series 2022-1A, Class A, 4.75%, 5/15/34 (144A)	8,232,286
1,486,186	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,191,268
228,104(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 4.879% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	224,760
42,422	Marlette Funding Trust, Series 2021-2A, Class A, 0.51%, 9/15/31 (144A)	42,333
2,895,130	Marlette Funding Trust, Series 2022-1A, Class A, 1.36%, 4/15/32 (144A)	2,837,777
2,504,921	Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/32 (144A)	2,485,007
2,000,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class A2R, 5.614% (3 Month Term SOFR + 175 bps), 7/17/31 (144A)	1,890,742
4,530,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class CR, 6.564% (3 Month Term SOFR + 270 bps), 7/17/31 (144A)	4,211,093
19Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.393% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	$ 2,242,150
5,250,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	5,008,789
7,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	6,517,247
10,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 9/21/26 (144A)	9,507,184
7,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, 9/21/26 (144A)	6,412,360
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,893,580
30,989(a)	Merrill Lynch Mortgage Investors Trust Series, Series 2004-OPT1, Class A1B, 5.249% (1 Month USD LIBOR + 86 bps), 6/25/35	31,032
6,517,130(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.15% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	6,387,533
9,000,000(a)	MF1, Ltd., Series 2021-FL6, Class E, 7.276% (1 Month USD LIBOR + 295 bps), 7/16/36 (144A)	8,238,066
2,550,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 6.889% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	2,368,662
3,300,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 7.139% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	3,015,372
3,500,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59%, 9/15/26 (144A)	3,389,544
4,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	3,873,246
8,586,352(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 5.299% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	8,476,215
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 8.715% (3 Month USD LIBOR + 405 bps), 11/22/30 (144A)	1,001,594
160,001(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 4.949% (1 Month USD LIBOR + 56 bps), 2/25/36	156,195
2,357,042	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	2,152,280
1,084,459	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	1,021,777
1,474,369(a)	National Collegiate Trust, Series 2007-A, Class A, 4.684% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	1,423,918
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2220

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
858,637	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	$ 729,939
3,751,306(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 4.989% (1 Month USD LIBOR + 60 bps), 12/26/69 (144A)	3,587,368
117,252	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.60%, 12/26/40 (144A)	116,795
4,669,421(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.853% (3 Month USD LIBOR + 10 bps), 3/23/37	4,529,108
1,041,458	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	921,584
5,334,556(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.043% (1 Month USD LIBOR + 69 bps), 4/20/62 (144A)	5,239,721
3,500,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 5.143% (3 Month USD LIBOR + 90 bps), 4/20/34 (144A)	3,498,079
1,154,641(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 6.389% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	1,150,516
2,253,539(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 6.95% (PRIME + -55 bps), 2/25/44 (144A)	2,215,625
2,253,539(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 8.25% (PRIME + 75 bps), 2/25/44 (144A)	2,225,071
5,137,318(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 6.60% (PRIME + -90 bps), 12/25/44 (144A)	5,096,618
1,095,961(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 7.75% (PRIME + 25 bps), 12/25/44 (144A)	1,090,324
3,887,008(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.25% (PRIME + -25 bps), 12/25/48 (144A)	3,732,396
1,495,184	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	1,485,088
9,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	9,280,875
290,000	NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27 (144A)	278,173
2,500,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	2,413,270
94,745(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 5.169% (1 Month USD LIBOR + 78 bps), 5/25/33	89,623
1,418,407	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	1,397,678
21Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,804,495	Oasis Securitization Funding LLC, Series 2021-2A, Class A, 2.143%, 10/15/33 (144A)	$ 5,660,530
2,858,086	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	2,787,755
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 12.073% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	1,344,263
1,274,077	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	1,260,898
3,832,136	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	3,702,351
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,523,023
750,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 4.744% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	749,963
4,576,045	Oportun Funding LLC, Series 2022-1, Class A, 3.25%, 6/15/29 (144A)	4,476,161
6,000,000	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	5,557,019
3,000,000	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	2,672,201
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	8,748,132
1,487,511	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	1,468,725
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 7.029% (3 Month USD LIBOR + 295 bps), 4/17/31 (144A)	3,804,024
5,000,000(a)	Owl Rock CLO I, Ltd., Series 2019-1A, Class B, 7.375% (3 Month USD LIBOR + 270 bps), 5/20/31 (144A)	4,743,460
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 5.793% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	10,561,958
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.275% (3 Month USD LIBOR + 160 bps), 8/20/33 (144A)	2,497,225
1,125,000(a)	OZLM XXIII, Ltd., Series 2019-23A, Class X, 4.979% (3 Month USD LIBOR + 90 bps), 4/15/34 (144A)	1,124,731
1,548,530	Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.18%, 11/15/27 (144A)	1,525,338
17,635,282	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	16,933,205
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 8.357% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	$ 3,902,060
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 9.675% (3 Month USD LIBOR + 500 bps), 5/20/29 (144A)	1,124,979
16,546,382(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 4.914% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	16,303,531
459,769	Pawnee Equipment Receivables Series LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	453,836
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	2,859,305
2,726,057	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	2,667,324
10,244,793	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	9,635,805
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,071,950
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,352,325
5,563,063(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.639% (1 Month USD LIBOR + 125 bps), 7/25/51 (144A)	5,375,323
3,690,000	Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/25 (144A)	3,586,277
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,562,369
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,189,996
1,170,670(a)	RAAC Series Trust, Series 2006-RP1, Class M2, 5.589% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	1,168,190
2,374,444	Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/29 (144A)	2,325,367
6,398,633(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME + -50 bps), 12/27/44 (144A)	6,068,429
3,345,882(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 5.043% (3 Month USD LIBOR + 80 bps), 4/20/34 (144A)	3,344,403
3,705,882(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.596% (3 Month USD LIBOR + 85 bps), 6/20/34 (144A)	3,690,603
23Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 5.193% (3 Month USD LIBOR + 95 bps), 1/20/35 (144A)	$ 4,249,787
7,500,000(a)	Rosy Blue Carat S.A., Series 2018-1, Class A2, 3.377% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,500,000
3,980(a)	Salomon Mortgage Loan Trust Series, Series 2001-CB4, Class 1A1, 4.798% (1 Month USD LIBOR + 90 bps), 11/25/33	3,909
8,547,876	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	8,520,569
5,983,514	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	5,933,347
4,607,606	Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	4,498,267
2,234,633	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	2,149,344
1,787,774	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	1,756,128
1,712,498	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	1,669,398
1,464,139	Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/26	1,459,573
2,500,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,415,470
1,500,000	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	1,426,180
574,245	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	531,350
1,600,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.293% (3 Month USD LIBOR + 105 bps), 1/20/35 (144A)	1,599,155
4,550,934(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.009% (3 Month USD LIBOR + 24 bps), 12/16/41	4,412,604
1,127,070	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	1,094,135
144,536(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 5.339% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	144,142
74,232(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 5.089% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	74,102
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
73,348(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 4.989% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	$ 73,059
116,316(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 4.739% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	116,059
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 7.958% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	2,657,322
2,063,703	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,861,003
4,765,184(a)	STAR Trust, Series 2021-SFR2, Class A, 5.289% (1 Month USD LIBOR + 95 bps), 1/17/24 (144A)	4,677,696
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 6.339% (1 Month USD LIBOR + 200 bps), 1/17/24 (144A)	5,838,055
2,950,510	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	2,610,688
9,000,000(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.526% (1 Month USD LIBOR + 120 bps), 4/18/38 (144A)	8,693,046
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 5.579% (3 Month USD LIBOR + 150 bps), 4/15/32 (144A)	5,929,770
1,500,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 6.429% (3 Month USD LIBOR + 235 bps), 4/15/32 (144A)	1,454,345
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 5.414% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	11,728,152
4,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 7.714% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	3,747,500
2,750,000	Tesla Auto Lease Trust, Series 2021-A, Class B, 1.02%, 3/20/25 (144A)	2,627,898
1,411,335	Theorem Funding Trust, Series 2022-1A, Class A, 1.85%, 2/15/28 (144A)	1,376,531
3,562,500(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 5.193% (3 Month USD LIBOR + 95 bps), 7/20/34 (144A)	3,560,427
1,586,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,584,119
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,640,942
3,634,437(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 4.989% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	3,613,017
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 5.439% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,507,740
25Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 4.848% (1 Month USD LIBOR + 53 bps), 1/15/25 (144A)	$ 11,167,144
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	973,673
3,250,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	3,080,323
1,171,387	Tricolor Auto Securitization Trust, Series 2022-1A, Class A, 3.30%, 2/18/25 (144A)	1,158,708
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,772,957
4,018,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	3,889,153
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 6.54% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	15,990,198
1,676,503	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	1,651,569
4,368,859	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	4,203,693
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.30%, 9/10/27 (144A)	4,426,829
1,463,516	United Auto Credit Securitization Trust, Series 2022-1, Class A, 1.11%, 7/10/24 (144A)	1,457,510
2,500,000	United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.41%, 12/10/25 (144A)	2,465,308
719,505	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	665,331
3,145,485	Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	2,991,883
4,603,173	Upstart Pass-Through Trust Series, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	4,279,726
2,250,000	Upstart Securitization Trust, Series 2021-1, Class B, 1.89%, 3/20/31 (144A)	2,194,891
39,474(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 4.977% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	39,286
79,414(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 4.959% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	79,278
2,534,279	Veros Auto Receivables Trust, Series 2021-1, Class A, 0.92%, 10/15/26 (144A)	2,496,919
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,839,131
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,266,588	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	$ 4,143,049
842,396	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	820,578
1,010,876	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	995,468
5,178,149	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	4,860,577
6,388,332(a)	Westlake Automobile Receivables Trust, Series 2022-1A, Class A2B, 4.508% (SOFR30A + 70 bps), 12/16/24 (144A)	6,384,649
6,838,282	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,051,786
5,336(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.669% (1 Month USD LIBOR + 28 bps), 5/25/28	5,312
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 5.979% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	4,874,530
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.079% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	6,367,543
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.079% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	5,741,250
	Total Asset Backed Securities (Cost $1,118,900,523)	$1,076,179,434

	Collateralized Mortgage Obligations—14.7% of Net Assets
38,698(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.079%, 6/25/30	$ 38,105
354,660(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 6.239% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	354,376
9,678,259(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 7.139% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	9,591,412
221,106(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 6.139% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	221,014
4,409,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.089% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,375,545
27Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 6.889% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	$ 2,761,972
1,390,256(a)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 5.989% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	1,389,571
4,595,383(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 6.889% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	4,588,620
56,495(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 8.387% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	56,531
6,031,103(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.089% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,067,310
5,000,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 9.389% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	4,865,645
1,859,052(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 7.989% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	1,857,225
2,900,000(a)	Bellemeade Re, Ltd., Series 2021-1A, Class M1B, 6.128% (SOFR30A + 220 bps), 3/25/31 (144A)	2,830,135
945,998(a)	Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 5.128% (SOFR30A + 120 bps), 6/25/31 (144A)	936,769
6,348,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 4.928% (SOFR30A + 100 bps), 9/25/31 (144A)	6,015,470
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 5.478% (SOFR30A + 155 bps), 9/25/31 (144A)	13,420,573
13,464,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 7.628% (SOFR30A + 370 bps), 1/26/32 (144A)	11,243,751
1,068,354(a)	Brass NO 8 Plc, Series 8A, Class A1, 5.344% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	1,067,442
694,625(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	651,181
68,744(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	66,357
9,550,558(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/36 (144A)	9,035,351
200,000(c)	CFMT LLC, Series 2020-HB4, Class M3, 2.72%, 12/26/30 (144A)	184,898
8,000,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	7,408,050
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,300,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	$ 3,042,835
7,704,034(c)	CFMT LLC, Series 2021-HB7, Class A, 1.151%, 10/27/31 (144A)	7,225,941
9,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	8,224,231
6,450,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	5,824,563
3,348,823(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	3,239,115
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	6,555,920
7,876,701(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.128% (SOFR30A + 120 bps), 2/25/50 (144A)	7,133,930
2,038,676(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.278% (SOFR30A + 135 bps), 2/25/50 (144A)	1,791,675
1,173,783(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.478% (SOFR30A + 155 bps), 2/25/50 (144A)	974,548
17,283,150(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.539% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	16,892,178
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 5.828% (SOFR30A + 190 bps), 12/25/41 (144A)	2,388,328
8,668,598(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 5.928% (SOFR30A + 200 bps), 3/25/42 (144A)	8,637,872
3,322,081(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.444% (SOFR30A + 250 bps), 9/25/42 (144A)	3,304,890
9,019(a)	CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2004-AR5, Class 11A2, 5.129% (1 Month USD LIBOR + 74 bps), 6/25/34	9,007
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.089% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,395,693
6,818,737(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.189% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,674,861
5,187,302(a)	Eagle Re, Ltd., Series 2020-1, Class M1B, 5.839% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	5,159,100
29Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
750,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1C, 6.189% (1 Month USD LIBOR + 180 bps), 1/25/30 (144A)	$ 720,875
2,319,047(a)	Eagle Re, Ltd., Series 2021-1, Class M1B, 6.078% (SOFR30A + 215 bps), 10/25/33 (144A)	2,318,380
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 7.378% (SOFR30A + 345 bps), 4/25/34 (144A)	3,300,684
4,973,850(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 4.839% (1 Month USD LIBOR + 45 bps), 7/25/30	4,939,997
579,211(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, 4.828% (SOFR30A + 90 bps), 11/25/41 (144A)	568,683
1,007,927(a)	Fannie Mae Trust, Series 2003-W6, Class F, 4.366% (1 Month USD LIBOR + 35 bps), 9/25/42	984,735
386,192(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 4.609% (1 Month USD LIBOR + 22 bps), 3/25/45	381,932
30,936(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.604%, 4/25/45	29,835
40,726(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 2.996%, 6/25/45	39,345
346,943(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 4.649% (1 Month USD LIBOR + 26 bps), 11/25/46	343,091
47,717(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1695, Class EG, 4.923% (1 Month USD LIBOR + 105 bps), 3/15/24	47,809
79,145(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 4.768% (1 Month USD LIBOR + 45 bps), 12/15/28	78,421
45,599(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 4.668% (1 Month USD LIBOR + 35 bps), 2/15/29	45,090
11,430(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 4.668% (1 Month USD LIBOR + 35 bps), 5/15/29	11,382
81,878(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 4.918% (1 Month USD LIBOR + 60 bps), 4/15/28	81,733
22,271(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.268% (1 Month USD LIBOR + 95 bps), 10/15/31	22,340
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2230

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
23,261(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 4.918% (1 Month USD LIBOR + 60 bps), 11/15/31	$ 23,074
57,550(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 4.918% (1 Month USD LIBOR + 60 bps), 6/15/31	57,105
45,568(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.018% (1 Month USD LIBOR + 70 bps), 3/15/32	45,436
130,726(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.318% (1 Month USD LIBOR + 100 bps), 3/15/32	131,641
175,200(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.318% (1 Month USD LIBOR + 100 bps), 3/15/32	176,410
110,448(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.318% (1 Month USD LIBOR + 100 bps), 3/15/32	111,222
34,090(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 4.918% (1 Month USD LIBOR + 60 bps), 9/15/32	33,777
37,381(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 4.668% (1 Month USD LIBOR + 35 bps), 12/15/32	36,881
201,973(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 4.718% (1 Month USD LIBOR + 40 bps), 1/15/33	199,491
128,511(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 4.718% (1 Month USD LIBOR + 40 bps), 2/15/33	126,934
58,397(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 4.868% (1 Month USD LIBOR + 55 bps), 2/15/33	57,762
4,546(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 4.818% (1 Month USD LIBOR + 50 bps), 12/15/32	4,487
64,005(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 5.62% (1 Month USD LIBOR + 150 bps), 5/15/33	64,549
93,881(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 4.718% (1 Month USD LIBOR + 40 bps), 6/15/33	92,649
31Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
49,960(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.318% (1 Month USD LIBOR + 100 bps), 11/15/33	$ 50,336
66,695(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.568% (1 Month USD LIBOR + 25 bps), 1/15/35	65,928
214,788(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 4.658% (1 Month USD LIBOR + 34 bps), 5/15/35	210,828
56,354(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.568% (1 Month USD LIBOR + 25 bps), 8/15/35	55,976
57,916(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.568% (1 Month USD LIBOR + 25 bps), 8/15/35	57,286
39,787(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 4.668% (1 Month USD LIBOR + 35 bps), 11/15/35	39,038
35,516(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.618% (1 Month USD LIBOR + 30 bps), 1/15/36	35,100
78,974(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 4.668% (1 Month USD LIBOR + 35 bps), 2/15/36	77,479
169,832(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.618% (1 Month USD LIBOR + 30 bps), 2/15/36	166,580
96,363(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 4.618% (1 Month USD LIBOR + 30 bps), 3/15/36	95,238
58,278(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 4.618% (1 Month USD LIBOR + 30 bps), 4/15/36	57,589
174,868(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.738% (1 Month USD LIBOR + 42 bps), 6/15/36	171,697
303,725(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 4.628% (1 Month USD LIBOR + 31 bps), 6/15/36	297,485
183,232(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.818% (1 Month USD LIBOR + 50 bps), 7/15/36	180,736
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2232

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
11,035(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 4.718% (1 Month USD LIBOR + 40 bps), 7/15/36	$ 10,841
142,597(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 4.738% (1 Month USD LIBOR + 42 bps), 9/15/36	140,126
47,037(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 4.718% (1 Month USD LIBOR + 40 bps), 9/15/36	46,188
158,551(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.668% (1 Month USD LIBOR + 35 bps), 11/15/36	155,314
78,579(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.668% (1 Month USD LIBOR + 35 bps), 11/15/36	77,007
121,353(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.568% (1 Month USD LIBOR + 25 bps), 8/15/36	118,158
180,861(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 4.618% (1 Month USD LIBOR + 30 bps), 1/15/37	176,151
111,257(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.558% (1 Month USD LIBOR + 24 bps), 7/15/34	108,890
12,032(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 4.658% (1 Month USD LIBOR + 34 bps), 5/15/37	11,725
294,904(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 4.898% (1 Month USD LIBOR + 58 bps), 10/15/37	291,570
34,997(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 4.938% (1 Month USD LIBOR + 62 bps), 10/15/37	34,668
14,649(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.568% (1 Month USD LIBOR + 125 bps), 5/15/37	14,854
183,934(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.018% (1 Month USD LIBOR + 70 bps), 12/15/39	183,079
59,501(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 4.668% (1 Month USD LIBOR + 35 bps), 7/15/40	58,961
33Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,124(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3784, Class F, 4.718% (1 Month USD LIBOR + 40 bps), 7/15/23	$ 4,124
3,312(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3792, Class DF, 4.718% (1 Month USD LIBOR + 40 bps), 11/15/40	3,308
16,391(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 4.668% (1 Month USD LIBOR + 35 bps), 5/15/41	16,136
25,326(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.518% (1 Month USD LIBOR + 20 bps), 8/15/26	25,236
39,260(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 4.618% (1 Month USD LIBOR + 30 bps), 9/15/26	39,167
50,791(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3982, Class FL, 4.868% (1 Month USD LIBOR + 55 bps), 12/15/39	50,675
35,152(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 4.668% (1 Month USD LIBOR + 35 bps), 12/15/41	34,559
4,165(a)	Federal National Mortgage Association REMICs, Series 1993-230, Class FA, 4.616% (1 Month USD LIBOR + 60 bps), 12/25/23	4,164
9,589(a)	Federal National Mortgage Association REMICs, Series 1993-247, Class FA, 6.769% (12 Month USD LIBOR + 140 bps), 12/25/23	9,574
9,589(a)	Federal National Mortgage Association REMICs, Series 1993-247, Class FE, 5.389% (1 Month USD LIBOR + 100 bps), 12/25/23	9,602
23,042(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 4.889% (1 Month USD LIBOR + 50 bps), 3/25/24	23,074
6,573(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 4.839% (1 Month USD LIBOR + 50 bps), 7/18/27	6,488
8,395(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 3.162% (1 Year CMT Index + 35 bps), 3/25/28	8,309
24,257(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 4.939% (1 Month USD LIBOR + 55 bps), 12/25/30	24,037
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2234

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
85,658(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 4.989% (1 Month USD LIBOR + 60 bps), 7/25/31	$ 84,962
30,607(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 4.889% (1 Month USD LIBOR + 50 bps), 8/25/31	30,338
177,014(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 4.989% (1 Month USD LIBOR + 60 bps), 11/25/31	175,576
77,886(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 4.989% (1 Month USD LIBOR + 60 bps), 11/25/31	77,479
50,251(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 4.989% (1 Month USD LIBOR + 60 bps), 7/25/31	49,832
115,902(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.289% (1 Month USD LIBOR + 90 bps), 12/25/31	116,098
37,850(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 4.989% (1 Month USD LIBOR + 65 bps), 1/18/32	37,672
65,322(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.089% (1 Month USD LIBOR + 70 bps), 1/25/32	65,159
184,966(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 5.289% (1 Month USD LIBOR + 90 bps), 3/25/32	185,296
118,546(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 4.839% (1 Month USD LIBOR + 50 bps), 5/18/32	118,021
105,545(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 5.389% (1 Month USD LIBOR + 100 bps), 7/25/32	106,292
16,006(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 4.989% (1 Month USD LIBOR + 60 bps), 8/25/32	15,911
69,047(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 4.989% (1 Month USD LIBOR + 60 bps), 12/25/32	68,620
48,644(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 4.889% (1 Month USD LIBOR + 50 bps), 12/25/32	48,189
35Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
63,551(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 4.889% (1 Month USD LIBOR + 50 bps), 9/25/32	$ 62,778
36,501(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.039% (1 Month USD LIBOR + 65 bps), 4/25/30	36,385
68,764(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.889% (1 Month USD LIBOR + 50 bps), 1/25/33	68,101
113,835(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 4.889% (1 Month USD LIBOR + 50 bps), 11/25/33	112,659
174,966(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 4.889% (1 Month USD LIBOR + 50 bps), 4/25/33	173,207
75,886(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.889% (1 Month USD LIBOR + 50 bps), 5/25/33	74,962
4,184(a)	Federal National Mortgage Association REMICs, Series 2003-49, Class FY, 4.789% (1 Month USD LIBOR + 40 bps), 6/25/23	4,183
56,130(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.139% (1 Month USD LIBOR + 75 bps), 2/25/33	56,064
105,498(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.739% (1 Month USD LIBOR + 35 bps), 2/25/33	104,850
122,190(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.789% (1 Month USD LIBOR + 40 bps), 7/25/34	120,721
31,602(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 4.839% (1 Month USD LIBOR + 45 bps), 7/25/34	31,282
116,643(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 4.689% (1 Month USD LIBOR + 30 bps), 11/25/24	116,352
111,302(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.689% (1 Month USD LIBOR + 30 bps), 10/25/35	109,361
123,387(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.699% (1 Month USD LIBOR + 31 bps), 2/25/35	122,325
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2236

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
67,931(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.709% (1 Month USD LIBOR + 32 bps), 11/25/36	$ 66,678
23,082(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.689% (1 Month USD LIBOR + 30 bps), 3/25/36	22,693
36,131(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.629% (1 Month USD LIBOR + 24 bps), 12/25/36	35,261
44,811(a)	Federal National Mortgage Association REMICs, Series 2006-33, Class FH, 4.739% (1 Month USD LIBOR + 35 bps), 5/25/36	43,773
69,341(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.699% (1 Month USD LIBOR + 31 bps), 5/25/36	67,845
130,519(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.839% (1 Month USD LIBOR + 45 bps), 6/25/36	128,768
53,347(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.679% (1 Month USD LIBOR + 29 bps), 7/25/36	52,506
12,090(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 4.939% (1 Month USD LIBOR + 55 bps), 8/25/36	11,921
28,365(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 4.959% (1 Month USD LIBOR + 57 bps), 9/25/36	28,055
23,404(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 4.939% (1 Month USD LIBOR + 55 bps), 10/25/37	23,104
34,233(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 5.389% (1 Month USD LIBOR + 100 bps), 3/25/37	34,155
37,205(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.009% (1 Month USD LIBOR + 62 bps), 12/25/37	36,824
59,276(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.639% (1 Month USD LIBOR + 25 bps), 3/25/37	57,554
78,508(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.639% (1 Month USD LIBOR + 25 bps), 2/25/37	76,422
37Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
51,700(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.789% (1 Month USD LIBOR + 40 bps), 5/25/37	$ 50,667
155,059(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.629% (1 Month USD LIBOR + 24 bps), 6/25/37	151,622
14,643(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.619% (1 Month USD LIBOR + 23 bps), 6/25/37	14,371
38,674(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.639% (1 Month USD LIBOR + 25 bps), 6/25/37	37,653
37,088(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 4.789% (1 Month USD LIBOR + 40 bps), 7/25/37	36,809
95,059(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.589% (1 Month USD LIBOR + 20 bps), 2/25/37	92,516
148,003(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 4.889% (1 Month USD LIBOR + 50 bps), 9/25/37	145,842
188,733(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 4.989% (1 Month USD LIBOR + 60 bps), 10/25/37	186,807
62,113(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 4.959% (1 Month USD LIBOR + 57 bps), 9/25/37	61,540
35,670(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.939% (1 Month USD LIBOR + 55 bps), 9/25/37	35,211
18,078(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 4.839% (1 Month USD LIBOR + 45 bps), 6/25/37	17,770
22,612(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.089% (1 Month USD LIBOR + 70 bps), 2/25/38	22,467
104,324(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.609% (1 Month USD LIBOR + 122 bps), 10/25/38	106,124
48,874(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 4.939% (1 Month USD LIBOR + 55 bps), 1/25/40	48,256
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2238

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1(a)	Federal National Mortgage Association REMICs, Series 2010-38, Class F, 4.689% (1 Month USD LIBOR + 30 bps), 4/25/25	$ 1
31,429(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 4.989% (1 Month USD LIBOR + 60 bps), 5/25/40	31,058
93,307(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 4.889% (1 Month USD LIBOR + 50 bps), 5/25/40	92,225
93,957(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 4.889% (1 Month USD LIBOR + 50 bps), 4/25/42	92,169
2,357,619(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 7.489% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,390,303
1,700,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, 4.728% (SOFR30A + 80 bps), 10/25/41 (144A)	1,677,865
7,550,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class M2, 6.178% (SOFR30A + 225 bps), 8/25/33 (144A)	7,110,834
4,700,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.028% (SOFR30A + 210 bps), 9/25/41 (144A)	4,137,059
12,380,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.428% (SOFR30A + 250 bps), 1/25/42 (144A)	11,182,075
5,590,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, 6.328% (SOFR30A + 240 bps), 2/25/42 (144A)	5,436,374
5,990,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 7.678% (SOFR30A + 375 bps), 2/25/42 (144A)	5,633,261
5,270,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 6.828% (SOFR30A + 290 bps), 4/25/42 (144A)	5,207,460
2,741,950(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.078% (SOFR30A + 215 bps), 9/25/42 (144A)	2,743,624
5,979,043(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, 6.028% (SOFR30A + 210 bps), 3/25/42 (144A)	5,902,571
39Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,130,814(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.228% (SOFR30A + 230 bps), 8/25/42 (144A)	$ 3,127,200
204,653(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, 5.339% (1 Month USD LIBOR + 95 bps), 11/25/48 (144A)	202,548
72,796(a)	Freddie Mac Strips, Series 237, Class F14, 4.718% (1 Month USD LIBOR + 40 bps), 5/15/36	71,968
67,121(a)	Freddie Mac Strips, Series 239, Class F29, 4.568% (1 Month USD LIBOR + 25 bps), 8/15/36	66,462
290,165(a)	Freddie Mac Strips, Series 239, Class F30, 4.618% (1 Month USD LIBOR + 30 bps), 8/15/36	287,625
85,657(a)	Freddie Mac Strips, Series 244, Class F22, 4.668% (1 Month USD LIBOR + 35 bps), 12/15/36	85,151
8,641,586(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 8.639% (1 Month USD LIBOR + 425 bps), 11/25/23	8,744,239
3,425,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 6.889% (1 Month USD LIBOR + 250 bps), 12/25/42	3,262,562
4,078,073(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 6.839% (1 Month USD LIBOR + 245 bps), 12/25/42	4,036,607
630,299(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 5.639% (1 Month USD LIBOR + 125 bps), 12/25/42	615,304
5,620,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 6.228% (SOFR30A + 230 bps), 8/25/33 (144A)	5,556,242
4,597,691(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA2, Class M1A, 6.578% (SOFR30A + 265 bps), 7/25/42 (144A)	4,620,464
39,028(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.526% (1 Month USD LIBOR + 20 bps), 1/16/33	38,844
232,381(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.603% (1 Month USD LIBOR + 25 bps), 2/20/35	229,308
247,022(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.576% (1 Month USD LIBOR + 25 bps), 1/16/35	244,110
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2240

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
79,362(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.853% (1 Month USD LIBOR + 50 bps), 8/20/38	$ 78,974
75,452(a)	Government National Mortgage Association, Series 2009-66, Class UF, 5.326% (1 Month USD LIBOR + 100 bps), 8/16/39	76,138
56,249(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.006% (1 Month USD LIBOR + 68 bps), 10/16/39	56,105
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.039% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	5,265,358
1,735,703(a)	Home Re, Ltd., Series 2020-1, Class M1C, 8.539% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	1,736,278
6,233,355(a)	Home Re, Ltd., Series 2021-1, Class M1B, 5.939% (1 Month USD LIBOR + 155 bps), 7/25/33 (144A)	6,202,388
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.239% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	6,862,598
789,964(a)	Home Re, Ltd., Series 2021-2, Class M1A, 5.178% (SOFR30A + 125 bps), 1/25/34 (144A)	787,418
14,283,000(a)	Home Re, Ltd., Series 2021-2, Class M1C, 6.728% (SOFR30A + 280 bps), 1/25/34 (144A)	13,227,662
3,000,000(a)	Home Re, Ltd., Series 2022-1, Class M1A, 6.778% (SOFR30A + 285 bps), 10/25/34 (144A)	2,969,187
2,304,851(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A2, 1.362%, 9/25/56 (144A)	1,778,677
4,930,297	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	4,572,851
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 2.848%, 9/25/44 (144A)	1,746,378
2,106,609(c)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B1, 4.874%, 7/25/44 (144A)	2,062,998
10,173,763(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.139% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	9,742,815
1,667,318(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.139% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	1,591,448
7,703,802(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 4.807%, 4/25/46 (144A)	7,060,692
7,286,438(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 4.807%, 4/25/46 (144A)	6,652,246
41Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,012,311(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.889% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	$ 968,872
4,158,498(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 3.909%, 5/25/33 (144A)	3,960,554
3,876,379(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 3.909%, 5/25/33 (144A)	3,687,410
2,988,348(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 3.909%, 5/25/33 (144A)	2,827,151
148,917(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 4.792%, 12/25/44 (144A)	143,401
3,254,152(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.739% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	3,050,933
14,095,411(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 7.869% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	14,001,103
13,174,538(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 7.869% (1 Month USD LIBOR + 350 bps), 5/1/24 (144A)	13,097,040
7,828,268(a)	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 6.169% (1 Month USD LIBOR + 180 bps), 2/1/26 (144A)	7,710,659
7,574,518(a)	LSTAR Securities Investment, Ltd., Series 2021-2, Class A1, 6.069% (1 Month USD LIBOR + 170 bps), 3/2/26 (144A)	7,525,156
5,465(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 5.923%, 1/25/29	5,256
392,652(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 5.029% (1 Month USD LIBOR + 64 bps), 1/25/29	349,368
143,737(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 5.765% (6 Month USD LIBOR + 54 bps), 5/25/29	135,570
12,743(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.149% (6 Month USD LIBOR + 100 bps), 7/25/29	12,252
73,786(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 4.327%, 9/25/29	70,123
274,917(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 5.025%, 6/25/44 (144A)	274,142
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.025%, 6/25/44 (144A)	2,319,174
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2242

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,975,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 7.639% (1 Month USD LIBOR + 325 bps), 5/25/55 (144A)	$ 7,654,573
1,500,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 8.439% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,490,198
5,893,993(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 5.939% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,889,154
10,802,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 7.239% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	10,774,482
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 7.889% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	4,881,920
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 8.739% (1 Month USD LIBOR + 435 bps), 7/25/29 (144A)	1,582,298
11,167,403(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 6.339% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	11,058,375
332,775(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 7.989% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	332,917
5,750,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 5.978% (SOFR30A + 205 bps), 10/25/33 (144A)	5,637,426
1,000,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M2, 7.878% (SOFR30A + 395 bps), 10/25/33 (144A)	912,140
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 6.828% (SOFR30A + 290 bps), 4/25/34 (144A)	3,110,663
173,708(a)	Pepper Residential Securities Trust, Series 21A, Class A1U, 5.206% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	173,581
626,626(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 5.353% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	625,351
1,409,954(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 5.204% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	1,406,349
16,117,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 7.039% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	15,819,105
14,828,378(a)	Radnor Re, Ltd., Series 2018-1, Class M2, 7.089% (1 Month USD LIBOR + 270 bps), 3/25/28 (144A)	14,830,041
43Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,967,751(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 6.339% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	$ 4,910,723
1,858,462(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 6.139% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	1,856,352
2,350,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 7.389% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	2,112,454
869,868(a)	Radnor Re, Ltd., Series 2020-1, Class M1A, 5.339% (1 Month USD LIBOR + 95 bps), 1/25/30 (144A)	868,639
10,950,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1B, 5.839% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	10,855,197
7,400,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.139% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	7,235,362
20,516,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 6.628% (SOFR30A + 270 bps), 12/27/33 (144A)	19,145,111
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.078% (SOFR30A + 315 bps), 12/27/33 (144A)	1,576,205
14,760,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 7.628% (SOFR30A + 370 bps), 11/25/31 (144A)	13,942,482
1,000,000(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 7.678% (SOFR30A + 375 bps), 9/25/32 (144A)	990,161
1,086,348(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.724% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	901,422
611,522(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 5.124% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	610,616
1,365,418(a)	RESIMAC Premier Series, Series 2019-2A, Class A1, 5.224% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	1,364,334
1,455,323(a)	RESIMAC Premier Series, Series 2020-1A, Class A1A, 5.267% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	1,448,116
1,908,492(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	1,790,616
7,747,796(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.139% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,756,146
831,693(a)	STACR Trust, Series 2018-HRP1, Class M2, 6.039% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	830,593
7,553,733(a)	STACR Trust, Series 2018-HRP2, Class M3, 6.789% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	7,344,617
11,490,236(a)	STACR Trust, Series 2018-HRP2, Class M3AS, 5.389% (1 Month USD LIBOR + 100 bps), 2/25/47 (144A)	11,141,194
8,063,790	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	7,286,433
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2244

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
866,160(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 7.789% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	$ 866,158
8,170,000(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 8.289% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	8,145,331
3,813,570(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 6.989% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	3,786,965
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 6.828% (SOFR30A + 290 bps), 2/25/34 (144A)	7,391,403
	Total Collateralized Mortgage Obligations (Cost $653,844,690)	$628,660,001

	Commercial Mortgage-Backed Securities—6.9% of Net Assets
5,328,000(a)	AREIT Trust, Series 2022-CRE6, Class E, 7.226% (SOFR30A + 340 bps), 1/16/37 (144A)	$ 4,860,596
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 5.918% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	7,753,315
4,093,771(a)	BDS, Series 2021-FL8, Class A, 5.259% (1 Month USD LIBOR + 92 bps), 1/18/36 (144A)	3,952,106
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 6.368% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	1,136,551
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.589% (1 Month USD LIBOR + 127 bps), 12/15/38 (144A)	11,518,516
4,818,918(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.715% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	4,537,928
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 5.705% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	9,065,819
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 5.418% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,533,080
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.468% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,153,652
1,135,882(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 6.172% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,103,391
6,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 5.768% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	5,773,462
45Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,443,791(a)	CHC Commercial Mortgage Trust 2019, Series 2019-CHC, Class C, 6.068% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	$ 6,908,375
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 5.796% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	5,608,921
8,223,355	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/46	8,196,948
10,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 6.468% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	9,671,925
827,414(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 5.928% (SOFR30A + 200 bps), 1/25/51 (144A)	774,326
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 6.251% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	7,617,541
10,900,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 5.468% (1 Month USD LIBOR + 115 bps), 7/15/31 (144A)	10,395,562
5,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 6.068% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	5,112,200
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 6.268% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	6,986,813
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.418% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,745,499
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.818% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	4,674,251
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.868% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	1,035,504
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 5.41% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,075,920
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 5.62% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,127,212
7,656,826(a)	HPLY Trust, Series 2019-HIT, Class C, 5.918% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	7,329,193
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2246

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 5.672% (1 Month USD LIBOR + 150 bps), 7/5/33 (144A)	$ 2,562,288
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 6.072% (1 Month USD LIBOR + 190 bps), 7/5/33 (144A)	3,619,564
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 6.168% (1 Month USD LIBOR + 185 bps), 9/15/29 (144A)	3,386,000
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.478% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	9,567,202
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 5.688% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,376,852
8,050,000(a)	MBRT, Series 2019-MBR, Class B, 5.818% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	7,786,582
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.693% (1 Month USD LIBOR + 138 bps), 11/15/34 (144A)	8,083,965
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.568% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	7,490,709
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.118% (1 Month Term SOFR + 180 bps), 7/15/36 (144A)	5,783,751
4,012,459(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 5.339% (1 Month USD LIBOR + 95 bps), 7/25/36 (144A)	3,787,438
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 6.789% (1 Month USD LIBOR + 240 bps), 7/25/36 (144A)	1,966,626
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 7.289% (1 Month USD LIBOR + 290 bps), 7/25/36 (144A)	1,365,723
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.339% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	4,416,614
8,740,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 8.194% (SOFR30A + 425 bps), 1/25/37 (144A)	8,263,181
6,636,228(a)	SLIDE, Series 2018-FUN, Class B, 5.818% (1 Month USD LIBOR + 150 bps), 6/15/31 (144A)	6,567,841
47Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
24,348(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	$ 24,290
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 5.868% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	4,124,440
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.643% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	11,698,688
11,316,024(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 6.456% (1 Month Term SOFR + 237 bps), 11/6/21 (144A)	11,190,179
11,537,500(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 6.52% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	11,503,337
13,500,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 6.12% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,441,648
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.456% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	4,340,268
	Total Commercial Mortgage-Backed Securities (Cost $308,021,392)	$293,995,792

	Corporate Bonds — 29.2% of Net Assets
	Aerospace & Defense — 0.2%
10,000,000	Boeing Co., 1.167%, 2/4/23	$ 9,961,586
	Total Aerospace & Defense	$9,961,586
	Auto Manufacturers — 3.0%
5,000,000	American Honda Finance Corp., 3.45%, 7/14/23	$ 4,962,241
9,147,000	BMW US Capital LLC, 3.80%, 4/6/23 (144A)	9,125,448
12,030,000(a)	BMW US Capital LLC, 4.506% (SOFR + 38 bps), 8/12/24 (144A)	11,914,101
20,000,000(a)	Daimler Trucks Finance North America LLC, 4.663% (SOFR + 100 bps), 4/5/24 (144A)	19,928,000
18,670,000(a)	General Motors Financial Co., Inc., 4.416% (SOFR + 62 bps), 10/15/24	18,146,616
6,215,000(a)	General Motors Financial Co., Inc., 4.992% (SOFR + 130 bps), 4/7/25	6,059,618
6,360,000(a)	General Motors Financial Co., Inc., 5.033% (SOFR + 76 bps), 3/8/24	6,267,951
2,253,000	Hyundai Capital America, 4.125%, 6/8/23 (144A)	2,239,286
15,645,000	Mercedes-Benz Finance North America LLC, 3.70%, 5/4/23 (144A)	15,561,073
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2248

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
11,000,000(a)	Nissan Motor Acceptance Co. LLC, 5.375% (3 Month USD LIBOR + 64 bps), 3/8/24 (144A)	$ 10,823,535
17,904,000(a)	Toyota Motor Credit Corp., 3.998% (SOFR + 32 bps), 4/6/23	17,901,365
5,000,000	Volkswagen Group of America Finance LLC, 3.125%, 5/12/23 (144A)	4,960,055
	Total Auto Manufacturers	$127,889,289
	Banks — 18.0%
10,000,000(a)	ANZ New Zealand Int'l, Ltd., 4.766% (SOFR + 60 bps), 2/18/25 (144A)	$ 9,909,695
12,400,000(a)	Banco Santander SA, 5.409% (SOFR + 124 bps), 5/24/24	12,392,012
9,450,000(a)	Bank of America Corp., 4.684% (SOFR + 73 bps), 10/24/24	9,362,340
5,700,000(a)	Bank of America Corp., 4.963% (3 Month Bloomberg Short-Term Bank Yield Index + 43 bps), 5/28/24	5,644,938
23,289,000(a)	Bank of America Corp., 5.555% (3 Month USD LIBOR + 79 bps), 3/5/24	23,275,445
9,350,000	Bank of Montreal, 0.40%, 9/15/23	9,052,959
12,000,000(a)	Bank of Montreal, 4.018% (SOFR + 32 bps), 7/9/24	11,841,687
14,760,000(a)	Bank of Montreal, 4.577% (SOFR + 27 bps), 9/15/23	14,718,682
18,800,000(a)	Bank of Nova Scotia, 4.625% (SOFR + 90 bps), 4/11/25	18,599,708
8,000,000(a)	Bank of Nova Scotia, 4.165% (SOFR + 46 bps), 1/10/25	7,863,042
9,200,000(a)	Bank of Nova Scotia, 4.241% (SOFR + 45 bps), 4/15/24	9,119,767
13,700,000	Banque Federative du Credit Mutuel SA, 0.65%, 2/27/24 (144A)	12,969,725
10,500,000(a)	Banque Federative du Credit Mutuel SA, 4.489% (SOFR + 41 bps), 2/4/25 (144A)	10,267,908
2,620,000(a)	Banque Federative du Credit Mutuel SA, 5.203% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,623,577
7,500,000	BNP Paribas SA, 3.50%, 3/1/23 (144A)	7,481,553
4,740,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	4,651,533
18,400,000(a)	Canadian Imperial Bank of Commerce, 4.706% (SOFR + 40 bps), 12/14/23	18,334,610
7,000,000(a)	Citigroup, Inc., 4.615% (SOFR + 694 bps), 1/25/26	6,842,423
12,550,000(a)	Citigroup, Inc., 5.586% (SOFR + 137 bps), 5/24/25	12,518,564
15,000,000(a)	Cooperatieve Rabobank UA, 4.085% (SOFR + 38 bps), 1/10/25	14,799,287
10,000,000(a)	Credit Suisse AG, 4.441% (SOFR + 39 bps), 2/2/24	9,566,600
49Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
10,000,000	Discover Bank, 3.35%, 2/6/23	$ 9,981,502
17,960,000(a)	DNB Bank ASA, 5.153% (SOFR + 83 bps), 3/28/25 (144A)	17,816,150
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 4.618% (SOFR + 43 bps), 5/21/24 (144A)	6,919,480
5,000,000	First Horizon Corp., 3.55%, 5/26/23	4,968,094
4,600,000	Goldman Sachs Group, Inc., 1.217%, 12/6/23	4,440,444
13,880,000(a)	Goldman Sachs Group, Inc., 4.374% (SOFR + 49 bps), 10/21/24	13,663,693
20,725,000(a)	Goldman Sachs Group, Inc., 4.784% (SOFR + 50 bps), 9/10/24	20,420,716
10,000,000(a)	HSBC Holdings Plc, 4.749% (SOFR + 58 bps), 11/22/24	9,765,968
7,750,000(a)	HSBC Holdings Plc, 5.696% (SOFR + 143 bps), 3/10/26	7,652,568
15,270,000(a)	Huntington National Bank, 5.345% (SOFR + 119 bps), 5/16/25	15,162,500
10,300,000(a)	ING Groep NV, 5.963% (SOFR + 164 bps), 3/28/26	10,253,545
8,000,000(a)	JPMorgan Chase & Co., 4.77% (SOFR + 54 bps), 6/1/25	7,852,211
11,800,000(a)	JPMorgan Chase & Co., 5.055% (3 Month USD LIBOR + 73 bps), 4/23/24	11,800,819
12,270,000(a)	JPMorgan Chase & Co., 5.276% (SOFR + 97 bps), 6/14/25	12,119,939
11,294,000(a)	KeyBank NA, 4.663% (SOFR + 34 bps), 1/3/24	11,232,444
11,019,000	Lloyds Banking Group Plc, 4.05%, 8/16/23	10,944,180
7,140,000(a)	Macquarie Bank, Ltd., 5.632% (SOFR + 131 bps), 3/21/25 (144A)	7,130,128
13,975,000(a)	Macquarie Group, Ltd., 4.498% (SOFR + 71 bps), 10/14/25 (144A)	13,645,318
16,100,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	15,966,706
16,600,000(a)	Mitsubishi UFJ Financial Group, Inc., 5.46% (SOFR + 165 bps), 7/18/25	16,661,420
4,226,000	Morgan Stanley, 3.125%, 1/23/23	4,222,121
13,500,000	Morgan Stanley, 3.75%, 2/25/23	13,472,283
5,700,000(a)	Morgan Stanley, 5.022% (SOFR + 117 bps), 4/17/25	5,675,921
15,000,000(a)	Morgan Stanley, 5.132% (SOFR + 95 bps), 2/18/26	14,764,908
15,000,000(a)	National Bank of Canada, 4.58% (SOFR + 49 bps), 8/6/24	14,829,592
4,200,000(a)	NatWest Markets Plc, 4.656% (SOFR + 53 bps), 8/12/24 (144A)	4,127,812
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2250

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
17,240,000(a)	NatWest Markets Plc, 5.773% (SOFR + 145 bps), 3/22/25 (144A)	$ 17,087,503
22,000,000(a)	Royal Bank of Canada, 4.157% (SOFR + 30 bps), 1/19/24	21,831,988
15,380,000(a)	Royal Bank of Canada, 4.628% (SOFR + 84 bps), 4/14/25	15,190,481
17,000,000(a)	Societe Generale S.A., 4.934% (SOFR + 105 bps), 1/21/26 (144A)	16,410,077
8,880,000(a)	Standard Chartered Plc, 5.123% (SOFR + 93 bps), 11/23/25 (144A)	8,627,500
23,250,000(a)	Standard Chartered Plc, 6.063% (SOFR + 174 bps), 3/30/26 (144A)	22,869,862
6,520,000	State Street Corp., 3.10%, 5/15/23	6,476,424
16,100,000	Sumitomo Mitsui Financial Group, Inc., 3.748%, 7/19/23	15,984,058
16,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 4.746% (SOFR + 44 bps), 9/16/24 (144A)	16,594,105
15,000,000	Swedbank AB, 1.30%, 6/2/23 (144A)	14,730,180
17,090,000(a)	Swedbank AB, 5.233% (SOFR + 91 bps), 4/4/25 (144A)	16,963,705
9,825,000(a)	Toronto-Dominion Bank, 4.634% (SOFR + 35 bps), 9/10/24	9,701,554
1,000,000(a)	Toronto-Dominion Bank, 4.867% (3 Month USD LIBOR + 64 bps), 7/19/23	1,001,176
9,000,000(a)	Truist Bank, 4.002% (SOFR + 20 bps), 1/17/24	8,940,830
5,800,000(a)	UBS AG, 4.475% (SOFR + 36 bps), 2/9/24 (144A)	5,772,749
10,800,000(a)	UBS AG, 4.555% (SOFR + 32 bps), 6/1/23 (144A)	10,786,119
15,000,000(a)	UBS AG, 4.565% (SOFR + 45 bps), 8/9/24 (144A)	14,895,404
14,110,000(a)	UBS Group AG, 5.706% (SOFR + 158 bps), 5/12/26 (144A)	14,220,508
17,745,000(a)	Wells Fargo & Co., 5.241% (SOFR + 132 bps), 4/25/26	17,690,180
	Total Banks	$773,100,920
	Diversified Financial Services — 1.7%
10,700,000(a)	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.003% (SOFR + 68 bps), 9/29/23	$ 10,504,092
9,873,000(c)	Capital One Financial Corp., 1.343% (SOFR + 70 bps), 12/6/24	9,451,939
1,428,000	Capital One Financial Corp., 3.20%, 1/30/23	1,428,000
16,000,000(a)	Capital One Financial Corp., 4.963% (SOFR + 69 bps), 12/6/24	15,694,639
15,250,000(a)	Capital One Financial Corp., 5.476% (SOFR + 135 bps), 5/9/25	15,065,954
51Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
20,096,000	Charles Schwab Corp., 2.65%, 1/25/23	$ 20,070,145
1,000,000(a)	OWS Cre Funding I LLC, 9.269% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	954,945
	Total Diversified Financial Services	$73,169,714
	Electric — 2.1%
6,440,000(a)	American Electric Power Co., Inc., 4.92% (3 Month USD LIBOR + 48 bps), 11/1/23	$ 6,410,259
7,600,000(a)	CenterPoint Energy, Inc., 4.776% (SOFR + 65 bps), 5/13/24	7,511,509
9,175,000(a)	Dominion Energy, Inc., 5.299% (3 Month USD LIBOR + 53 bps), 9/15/23	9,156,860
11,360,000(a)	Florida Power & Light Co., 4.37% (SOFR + 25 bps), 5/10/23	11,340,978
7,005,000(a)	National Rural Utilities Cooperative Finance Corp., 4.493% (SOFR + 40 bps), 8/7/23	6,980,486
6,500,000(a)	NextEra Energy Capital Holdings, Inc., 4.465% (SOFR + 40 bps), 11/3/23	6,473,375
8,461,000(a)	NextEra Energy Capital Holdings, Inc., 4.775% (SOFR + 54 bps), 3/1/23	8,457,269
13,575,000(a)	NextEra Energy Capital Holdings, Inc., 5.342% (SOFR + 102 bps), 3/21/24	13,499,752
6,545,000	Public Service Enterprise Group, Inc., 0.841%, 11/8/23	6,301,592
7,000,000(a)	Southern Co., 4.49% (SOFR + 37 bps), 5/10/23	6,980,881
5,165,000	Virginia Electric and Power Co., 2.75%, 3/15/23	5,143,887
	Total Electric	$88,256,848
	Healthcare-Products — 0.2%
7,224,000(a)	Thermo Fisher Scientific, Inc., 4.34% (SOFR + 53 bps), 10/18/24	$ 7,155,384
	Total Healthcare-Products	$7,155,384
	Healthcare-Services — 0.5%
7,000,000	Aetna, Inc., 2.80%, 6/15/23	$ 6,926,303
9,631,000	Elevance Health, Inc., 0.45%, 3/15/23	9,551,006
5,000,000	Elevance Health, Inc., 3.30%, 1/15/23	4,996,310
	Total Healthcare-Services	$21,473,619
	Insurance — 0.9%
1(d)	Ambac Assurance Corp., 5.10% (144A)	$ 1
13,700,000(a)	Athene Global Funding, 4.726% (SOFR + 56 bps), 8/19/24 (144A)	13,365,104
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2252

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
6,250,000(a)	Metropolitan Life Global Funding I, 5.232% (SOFR + 91 bps), 3/21/25 (144A)	$ 6,241,140
6,500,000(a)	Principal Life Global Funding II, 4.189% (SOFR + 45 bps), 4/12/24 (144A)	6,459,251
5,400,000(a)	Principal Life Global Funding II, 4.58% (SOFR + 38 bps), 8/23/24 (144A)	5,338,281
9,030,000(a)	Protective Life Global Funding, 5.303% (SOFR + 98 bps), 3/28/25 (144A)	8,954,686
	Total Insurance	$40,358,463
	Oil & Gas — 0.2%
9,584,000	Eni S.p.A., 4.00%, 9/12/23 (144A)	$ 9,449,952
	Total Oil & Gas	$9,449,952
	Pharmaceuticals — 0.5%
2,608,000	AmerisourceBergen Corp., 0.737%, 3/15/23	$ 2,586,027
15,000,000	Cigna Corp., 3.75%, 7/15/23	14,901,011
4,274,000	Zoetis, Inc., 3.25%, 2/1/23	4,267,766
	Total Pharmaceuticals	$21,754,804
	Pipelines — 0.9%
5,851,000	Energy Transfer LP, 3.60%, 2/1/23	$ 5,839,753
16,100,000	MPLX LP, 4.50%, 7/15/23	16,034,886
15,000,000	Williams Cos, Inc., 4.30%, 3/4/24	14,818,564
	Total Pipelines	$36,693,203
	Retail — 0.5%
12,249,000	AutoZone, Inc., 3.125%, 7/15/23	$ 12,103,557
10,812,000	TJX Cos., Inc., 2.50%, 5/15/23	10,715,589
	Total Retail	$22,819,146
	Semiconductors — 0.3%
9,147,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$ 8,990,208
4,600,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	4,509,004
	Total Semiconductors	$13,499,212
	Trucking & Leasing — 0.2%
7,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.25%, 1/17/23 (144A)	$ 7,447,659
	Total Trucking & Leasing	$7,447,659
	Total Corporate Bonds (Cost $1,269,528,092)	$1,253,029,799

53Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 3.6% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – California — 0.1%
2,000,000(a)	Phoenician Re, 7.241%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,829,600
4,000,000(a)	Ursa Re II, 8.283%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	3,898,000
		$5,727,600
	Earthquakes – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 8.153%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 480,800
	Earthquakes - U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re Pte, 8.263%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 937,600
	Earthquakes - U.S. & Canada — 0.1%
2,500,000(a)	Acorn Re, 6.843%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,300,000
	Health – U.S. — 0.1%
3,750,000(a)	Vitality Re X, 6.093%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 3,749,625
250,000(a)	Vitality Re X, 6.343%, (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	249,975
		$3,999,600
	Inland Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 15.593%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,395,000
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 10.133%, (3 Month U.S. Treasury Bill + 579 bps), 6/7/23 (144A)	$ 245,000
	Multiperil – U.S. — 0.7%
1,500,000(a)	Bonanza Re, 9.213%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,275,000
125,000(a)	Caelus Re V, 4.443%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	100,000
750,000(a)	Caelus Re V, 4.443%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
500,000(a)	Caelus Re V, 4.843%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2254

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
750,000(a)	Caelus Re VI, 9.723%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	$ 718,875
4,500,000(a)	Easton Re Pte, 8.343%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	4,206,600
2,000,000(a)	Four Lakes Re, 9.093%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	1,838,800
1,750,000(a)	Four Lakes Re, 11.643%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,606,850
500,000(a)	Herbie Re, 11.073%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	449,250
5,000,000(a)	Matterhorn Re, 9.572%, (SOFR + 532 bps), 3/24/25 (144A)	4,303,500
2,000,000(a)	Matterhorn Re, 12.072%, (SOFR + 775 bps), 3/24/25 (144A)	1,707,400
5,000,000(a)	Residential Re, 9.523%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	4,400,000
1,500,000(a)	Residential Re, 10.523%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	1,420,500
2,750,000(a)	Sanders Re II, 7.433%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,549,250
3,000,000(a)	Sanders Re II, 7.593%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,790,000
3,000,000(a)	Sanders Re III, 7.843%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	2,771,100
1,000,000(a)	Sussex Re, 12.523%, (3 Month U.S. Treasury Bill + 818 bps), 1/8/25 (144A)	868,500
		$31,355,700
	Multiperil – U.S. & Canada — 0.2%
2,500,000(a)	Hypatia, 11.668%, (3 Month U.S. Treasury Bill + 733 bps), 6/7/23 (144A)	$ 2,408,000
1,000,000(a)	Hypatia, 14.618%, (3 Month U.S. Treasury Bill + 1,028 bps), 6/7/23 (144A)	950,700
250,000(a)	Matterhorn Re, 10.023%, (SOFR + 575 bps), 12/8/25 (144A)	198,475
1,000,000(a)	Mona Lisa Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	851,500
4,000,000(a)	Mystic Re IV, 10.153%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	3,573,200
		$7,981,875
	Multiperil – U.S. Regional — 0.1%
700,000(a)	First Coast Re II Pte, 10.003%, (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$ 682,500
55Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
Multiperil – U.S. Regional — (continued)
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 897,400
3,500,000(a)	Long Point Re IV, 8.593%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	3,316,950
400,000(a)	Matterhorn Re, 9.343%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	336,000
$5,232,850
Multiperil – Worldwide — 0.0%†
1,500,000(a)	Northshore Re II, 10.093%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 1,394,550
Pandemic – U.S — 0.1%
3,000,000(a)	Vitality Re XI, 5.843%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 2,842,500
1,250,000(a)	Vitality Re XI, 6.143%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,184,375
$4,026,875
Windstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 1,700,000
2,200,000(a)	Merna Re II, 9.843%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,540,000
$3,240,000
Windstorm - Jamaica — 0.1%
4,000,000(a)	International Bank for Reconstruction & Development, 8.708%, (SOFRINDX + 440 bps), 12/29/23 (144A)	$ 3,873,600
Windstorm - Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 11.153%, (3 Month USD LIBOR + 650 bps), 3/13/24 (144A)	$ 481,700
Windstorm - North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 9.343%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 2,804,400
Windstorm - Texas — 0.1%
2,500,000(a)	Alamo Re II, 9.863%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 2,495,000
Windstorm – U.S. — 0.0%†
2,000,000(a)	Bonanza Re, 9.093%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 1,700,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2256

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
250,000(a)	Bonanza Re, 10.093%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 200,000
250,000(a)	Bowline Re, 13.193%, (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	242,650
		$2,142,650
	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 9.443%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/25 (144A)	$ 2,370,750
1,000,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	942,500
		$3,313,250
	Total Event Linked Bonds	$83,428,050
Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.1%
3,018,000(e)(f)+	Adare Re 2022, 12/31/27	$ 3,164,457
2,980,000(e)(f)+	Adare Re 2022-2, 9/30/28	3,024,248
		$6,188,705
	Multiperil – Massachusetts — 0.1%
1,500,000(e)(f)+	Ailsa Re 2022, 5/31/28	$ 1,489,612
3,000,000(e)(f)+	Denning Re 2022, 6/30/28	2,971,818
		$4,461,430
	Multiperil – U.S. — 0.2%
2,088,182(e)(f)+	Ballybunion Re 2022, 12/31/27	$ 2,124,417
1,053,082(e)(f)+	Ballybunion Re 2022-2, 5/31/28	1,069,415
3,250,000(e)(f)+	Port Royal Re 2022, 4/30/28	3,233,750
		$6,427,582
	Multiperil – Worldwide — 0.2%
1,000,000(e)(f)+	Aureolin Re 2022, 3/31/28	$ 959,906
1,750,000(e)(f)+	Celadon Re 2022, 3/31/28	1,685,474
1,000,000(e)(f)+	Cypress Re 2017, 1/31/23	100
4,500,000(e)(f)+	Gamboge Re 2022, 3/31/28	4,388,705
223,000(e)(f)+	Limestone Re, 3/1/23 (144A)	—
2,500,000(e)(f)+	Resilience Re, 5/1/23	—
		$7,034,185
57Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Face Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
2,000,000(e)(f)+	Formby Re 2018, 2/28/23	$ 64,047
800,000(e)(f)+	Portrush Re 2017, 6/15/23	170,160
		$234,207
	Windstorm - North Carolina — 0.0%†
2,000,000(e)(f)+	Isosceles Re 2022-A, 4/30/28	$ 1,200
2,000,000(e)(f)+	Isosceles Re 2022-A, 4/30/28	5,200
		$6,400
	Windstorm – U.S. Regional — 0.0%†
1,500,000(e)(f)+	Isosceles Insurance 2021, 7.593%, 7/10/23	$ 1,455,000
1,500,000(e)(f)+	Oakmont Re 2022, 4/1/28	471,758
		$1,926,758
	Total Collateralized Reinsurance	$26,279,267
	Reinsurance Sidecars — 1.0%
	Multiperil – U.S. — 0.0%†
543,248(e)(f)+	Carnoustie Re 2022, 12/31/27	$ 575,592
2,000,000(e)(g)+	Harambee Re 2018, 12/31/24	—
4,000,000(e)(g)+	Harambee Re 2019, 12/31/24	4,800
		$580,392
	Multiperil – Worldwide — 1.0%
2,000(e)(f)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 9,146
36,448(g)+	Alturas Re 2019-2, 3/10/23	10,971
4,000,000(e)(g)+	Alturas Re 2021-3, 7/31/25	857,200
421,041(e)(g)+	Alturas Re 2022-2, 12/31/27	394,810
4,000,000(e)(f)+	Bantry Re 2019, 12/31/24	68,073
3,000,000(e)(f)+	Bantry Re 2022, 12/31/27	3,128,047
5,120,164(e)(f)+	Berwick Re 2018-1, 12/31/24	395,789
3,658,035(e)(f)+	Berwick Re 2019-1, 12/31/24	583,457
4,500,000(e)(f)+	Berwick Re 2022, 12/31/27	4,506,300
35,797(e)(f)+	Eden Re II, 3/22/23 (144A)	30,198
4,000(e)(f)+	Eden Re II, 3/22/23 (144A)	2,814
3,000,000(e)(f)+	Gleneagles Re 2022, 12/31/27	3,093,750
2,118,314(e)(f)+	Gullane Re 2018, 12/31/24	131,133
4,000,000(e)(f)+	Gullane Re 2022, 12/31/27	4,254,634
500,000(e)(g)+	Lion Rock Re 2019, 1/31/23	—
2,744,544(e)(g)+	Lorenz Re 2019, 6/30/23	4,940
3,000,000(e)(f)+	Merion Re 2018-2, 12/31/24	454,200
4,000,000(e)(f)+	Merion Re 2022-2, 12/31/27	3,792,446
2,000,000(e)(f)+	Pangaea Re 2018-1, 12/31/24	42,109
2,800,000(e)(f)+	Pangaea Re 2019-1, 2/1/23	58,345
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2258

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,941,254(e)(f)+	Pangaea Re 2019-3, 7/1/23	$ 105,800
4,000,000(e)(f)+	Pangaea Re 2021-3, 7/1/25	30,488
2,500,000(e)(f)+	Pangaea Re 2022-1, 12/31/27	2,671,825
3,500,000(f)+	Pangaea Re 2022-3, 5/31/28	3,592,036
4,000,000(e)(f)+	RosaPenna Re 2021, 7/31/25	52,374
3,500,000(f)+	RosaPenna Re 2022, 6/30/28	3,540,685
800,000(f)+	Sector Re V, 3/1/24 (144A)	386,187
1,861(f)+	Sector Re V, 3/1/24 (144A)	47,442
160,000(f)+	Sector Re V, 12/1/24 (144A)	266,993
50,000(e)(f)+	Sector Re V, 12/1/26 (144A)	53,472
3,000,000(e)(g)+	Thopas Re 2019, 12/31/24	5,100
3,500,000(e)(g)+	Thopas Re 2022, 12/31/27	3,782,450
4,000,000(g)+	Torricelli Re 2021, 7/31/25	224,800
4,000,000(e)(g)+	Torricelli Re 2022, 6/30/28	3,966,400
2,000,000(f)+	Versutus Re 2018, 12/31/24	3,200
1,765,095(f)+	Versutus Re 2019-A, 12/31/24	—
1,434,906(f)+	Versutus Re 2019-B, 12/31/24	—
750,000(e)(g)+	Viribus Re 2018, 12/31/24	—
2,500,000(g)+	Viribus Re 2019, 12/31/24	17,750
1,724,784(e)(f)+	Woburn Re 2018, 12/31/24	54,933
809,418(e)(f)+	Woburn Re 2019, 12/31/24	153,888
		$40,774,185
	Total Reinsurance Sidecars	$41,354,577
	Industry Loss Warranties — 0.1%
	Earthquakes - U.S. — 0.1%
5,000,000(e)(f)+	Vermillion Re 2022, 12/31/27	$ 5,071,000
	Windstorm – U.S. — 0.0%†
1,000,000(e)(f)+	Ballylifin Re 2021, 9/15/25	$ 123,300
750,000(e)(f)+	Ballylifin Re 2022, 5/31/28	3,450
		$126,750
	Total Industry Loss Warranties	$5,197,750
	Total Insurance-Linked Securities (Cost $164,568,523)	$156,259,644

59Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.5% of Net Assets
53(a)	Federal Home Loan Mortgage Corp., 4.195%, (1 Year CMT Index + 227 bps), 10/1/23	$ 52
1,316(a)	Federal Home Loan Mortgage Corp., 4.250%, (12 Month USD LIBOR + 200 bps), 11/1/33	1,293
5,265(a)	Federal National Mortgage Association, 2.295%, (1 Year CMT Index + 217 bps), 2/1/34	5,133
3,372(a)	Federal National Mortgage Association, 2.916%, (12 Month USD LIBOR + 167 bps), 1/1/48	3,303
2,351,059	Federal National Mortgage Association, 3.000%, 3/1/47	2,111,656
16,000,000	Federal National Mortgage Association, 3.000%, 1/1/53 (TBA)	14,037,908
4,780(a)	Federal National Mortgage Association, 3.114%, (1 Year CMT Index + 219 bps), 10/1/32	4,654
3,974(a)	Federal National Mortgage Association, 4.184%, (1 Year CMT Index + 209 bps), 9/1/32	3,947
8,000,000	Federal National Mortgage Association, 4.500%, 1/1/53 (TBA)	7,698,050
8,000,000	Federal National Mortgage Association, 5.500%, 1/1/53 (TBA)	8,019,733
31,000,000	Federal National Mortgage Association, 6.000%, 1/15/53 (TBA)	31,457,438
	Total U.S. Government and Agency Obligations (Cost $64,362,892)	$63,343,167

	SHORT TERM INVESTMENTS — 14.0% of Net Assets
	Repurchase Agreements — 4.3%
18,590,000	Bank of America, 4.3%, dated 12/30/22, to be repurchased on 1/3/23 for $18,598,882, collateralized by $18,961,800 Government National Mortgage Association, 3.5%-4.0%, 7/15/43-1/15/48	$ 18,590,000
48,590,000	Scotia Capital Inc., 4.28%, dated 12/30/22, to be repurchased on 1/3/23 for $48,613,107, collateralized by the following: $954,549 Federal Home Loan Mortgage Corporation, 4.0%, 4/1/34, $48,630,903 U.S. Treasury Note, 1.75%, 7/31/24	48,590,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2260

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
48,590,000	RBC Dominion Securities Inc., 4.29%, dated 12/30/22, to be repurchased on 1/3/23 for $48,613,161, collateralized by the following:
$19,499,399 U.S. Treasury Bills, 2/14/23-11/2/23,
$9,267,451 U.S. Treasury Note, 1.5%-2.875%, 5/15/28-11/30/28,
	$20,818,637 U.S. Treasury Floating Rate Note, 4.435%-4.447%, 1/31/23-7/31/24	$ 48,590,000
34,290,000	Toronto-Dominion Bank, 4.28%, dated 12/30/22, to be repurchased on 1/3/23 for $34,306,307, collateralized by $34,975,861 U.S. Treasury Note, 0.125%-2.625%, 9/15/23-2/15/29	34,290,000
34,290,000	Toronto-Dominion Bank, 4.3%, dated 12/30/22, to be repurchased on 1/3/23 for $34,306,383, collateralized by $34,975,801 Government National Mortgage Association, 3.0%-4.5%, 8/20/51-9/20/52	34,290,000
		$184,350,000
	Commercial Paper — 5.7% of Net Assets
4,425,000	Centerpoint Energy, Inc., 1/3/23	$ 4,422,765
17,500,000	Commonwealth Edison Co., 1/4/23	17,488,836
22,000,000	Consolidated Edison, Inc., 1/3/23	21,988,893
22,000,000	Dollar General Corp., 1/3/23	21,988,892
17,500,000	Duke Energy Corp., 1/3/23	17,491,203
7,050,000	Energy Transfer LP, 1/3/23	7,046,206
22,000,000	Enterprise Products Operating LLC, 1/3/23	21,988,892
18,000,000	ERP Operating LP, 1/5/23	17,986,317
8,000,000	Eversource Energy, 1/5/23	7,994,097
14,470,000	Eversource Energy, 1/10/23	14,450,405
16,650,000	FMC Corp., 1/3/23	16,641,039
11,925,000	Healthpeak Properties, Inc., 1/4/23	11,917,414
18,000,000	Jabil, Inc., 1/4/23	17,987,367
22,000,000	Mondelez International, Inc., 1/4/23	21,986,088
23,500,000	Prudential PLC, 1/4/23	23,485,920
	Total Commercial Paper (Cost $244,926,324)	$244,864,334

61Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Shares		Value
	Open-End Fund — 4.0%
172,491,774(h)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 172,491,774
		$172,491,774
	TOTAL SHORT TERM INVESTMENTS (Cost $601,768,098)	$601,706,108
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.4% (Cost $4,294,501,707)	$4,177,442,838
	OTHER ASSETS AND LIABILITIES — 2.6%	$112,684,965
	net assets — 100.0%	$4,290,127,803

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Strips	Separate trading of Registered interest and principal of securities.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $2,406,196,070, or 56.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2022.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2022.
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2262

Schedule of Investments  |  12/31/22
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,300,000
Adare Re 2022	12/30/2021	3,018,000	3,164,457
Adare Re 2022-2	10/20/2022	2,980,000	3,024,248
Ailsa Re 2022	6/30/2022	1,450,260	1,489,612
Alamo Re II	5/29/2020	2,500,000	2,495,000
Alturas Re 2019-1	12/20/2018	2,000	9,146
Alturas Re 2019-2	12/19/2018	36,448	10,971
Alturas Re 2021-3	7/1/2021	1,362,715	857,200
Alturas Re 2022-2	1/6/2022	421,041	394,810
Aureolin Re 2022	5/5/2022	898,000	959,906
Ballybunion Re 2022	3/9/2022	2,088,182	2,124,417
Ballybunion Re 2022-2	8/9/2022	1,053,082	1,069,415
Ballylifin Re 2021	9/15/2021	297,618	123,300
Ballylifin Re 2022	7/15/2022	610,875	3,450
Bantry Re 2019	2/1/2019	—	68,073
Bantry Re 2022	1/28/2022	3,000,000	3,128,047
Berwick Re 2018-1	1/10/2018	747,887	395,789
Berwick Re 2019-1	12/31/2018	437,104	583,457
Berwick Re 2022	12/28/2021	4,500,000	4,506,300
Bonanza Re	2/13/2020	1,500,000	1,275,000
Bonanza Re	12/15/2020	2,000,000	1,700,000
Bonanza Re	3/11/2022	250,000	200,000
Bowline Re	3/12/2019	250,000	242,650
Caelus Re V	4/27/2017	125,000	100,000
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Caelus Re VI	2/20/2020	750,000	718,875
Cape Lookout Re	3/16/2022	3,000,000	2,804,400
Carnoustie Re 2022	1/18/2022	543,248	575,592
Celadon Re 2022	9/13/2022	1,488,553	1,685,474
Citrus Re	4/11/2022	2,500,000	2,370,750
Commonwealth Re	6/15/2022	1,000,000	942,500
Cypress Re 2017	1/24/2017	3,361	100
63Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Denning Re 2022	7/11/2022	$2,930,481	$2,971,818
Easton Re Pte	12/15/2020	4,500,000	4,206,600
Eden Re II	12/14/2018	1,152	2,814
Eden Re II	1/22/2019	4,198	30,198
First Coast Re II Pte	6/15/2020	696,684	682,500
FloodSmart Re	2/14/2022	1,500,000	1,395,000
Formby Re 2018	7/9/2018	6,214	64,047
Four Lakes Re	11/5/2020	1,750,000	1,606,850
Four Lakes Re	12/15/2021	2,000,000	1,838,800
Gamboge Re 2022	4/11/2022	4,046,823	4,388,705
Gleneagles Re 2022	1/18/2022	3,000,000	3,093,750
Gullane Re 2018	3/26/2018	—	131,133
Gullane Re 2022	2/14/2022	4,000,000	4,254,634
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	4,800
Herbie Re	10/19/2020	500,000	449,250
Hypatia	7/10/2020	2,500,000	2,408,000
Hypatia	7/10/2020	1,000,000	950,700
Integrity Re	5/9/2022	2,000,000	1,700,000
International Bank for Reconstruction & Development	2/28/2020	500,000	480,800
International Bank for Reconstruction & Development	2/28/2020	500,000	481,700
International Bank for Reconstruction & Development	7/19/2021	4,000,000	3,873,600
Isosceles Insurance 2021	6/25/2021	1,500,000	1,455,000
Isosceles Re 2022-A	7/6/2022	—	1,200
Isosceles Re 2022-A	7/6/2022	—	5,200
Kilimanjaro III Re	6/15/2022	1,000,000	897,400
Limestone Re	6/20/2018	1,771	—
Lion Rock Re 2019	12/17/2018	—	—
Long Point Re IV	5/13/2022	3,500,000	3,316,950
Lorenz Re 2019	6/26/2019	601,894	4,940
Matterhorn Re	6/5/2020	398,220	336,000
Matterhorn Re	12/15/2021	250,000	198,475
Matterhorn Re	3/10/2022	5,000,000	4,303,500
Matterhorn Re	3/10/2022	2,000,000	1,707,400
Merion Re 2018-2	12/28/2017	123,456	454,200
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Merna Re II	6/8/2021	2,200,000	1,540,000
Mona Lisa Re	6/22/2021	1,000,000	851,500
Mystic Re IV	6/9/2021	4,000,000	3,573,200
Northshore Re II	12/2/2020	1,500,000	1,394,550
Oakmont Re 2022	5/4/2022	345,065	471,758
Pangaea Re 2018-1	12/26/2017	285,564	42,109
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2264

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2019-1	1/9/2019	$29,396	$58,345
Pangaea Re 2019-3	7/25/2019	88,238	105,800
Pangaea Re 2021-3	6/17/2021	138,303	30,488
Pangaea Re 2022-1	1/7/2022	2,500,000	2,671,825
Pangaea Re 2022-3	6/27/2022	3,500,000	3,592,036
Phoenician Re	12/1/2021	2,000,000	1,829,600
Port Royal Re 2022	6/3/2022	3,142,230	3,233,750
Portrush Re 2017	6/12/2017	613,588	170,160
Residential Re	10/30/2020	1,500,000	1,420,500
Residential Re	10/28/2021	5,000,000	4,400,000
Resilience Re	2/8/2017	1,209	—
RosaPenna Re 2021	7/16/2021	—	52,374
RosaPenna Re 2022	9/6/2022	3,500,000	3,540,685
Sanders Re II	5/20/2020	250,000	245,000
Sanders Re II	5/24/2021	3,000,000	2,790,000
Sanders Re II	11/23/2021	2,752,500	2,549,250
Sanders Re III	3/22/2022	3,000,000	2,771,100
Sector Re V	4/23/2019	546,018	386,187
Sector Re V	5/1/2019	1,861	47,442
Sector Re V	1/1/2020	4,628	266,993
Sector Re V	12/6/2021	50,000	53,472
Sussex Re	12/7/2020	1,000,000	868,500
Thopas Re 2019	12/21/2018	—	5,100
Thopas Re 2022	2/7/2022	3,500,000	3,782,450
Torrey Pines Re Pte	3/12/2021	1,000,000	937,600
Torricelli Re 2021	7/1/2021	—	224,800
Torricelli Re 2022	7/26/2022	4,000,000	3,966,400
Ursa Re II	10/8/2020	4,000,000	3,898,000
Vermillion Re 2022	2/22/2022	4,777,500	5,071,000
Versutus Re 2018	1/31/2018	—	3,200
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	15,839	—
Viribus Re 2019	12/27/2018	—	17,750
Vitality Re X	2/3/2020	3,748,627	3,749,625
Vitality Re X	10/18/2022	248,883	249,975
Vitality Re XI	1/23/2020	3,000,000	2,842,500
Vitality Re XI	1/23/2020	1,247,717	1,184,375
Woburn Re 2018	3/20/2018	538,697	54,933
Woburn Re 2019	1/30/2019	125,932	153,888
Total Restricted Securities			$156,259,644
% of Net assets			3.6%
65Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,031	U.S. 2 Year Note (CBT)	3/31/23	$(211,197,572)	$(211,435,548)	$(237,976)
191	U.S. 10 Year Note (CBT)	3/22/23	(21,530,998)	(21,448,704)	82,294
			$(232,728,570)	$(232,884,252)	$(155,682)
TOTAL FUTURES CONTRACTS			$(232,728,570)	$(232,884,252)	$(155,682)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$104,268,893	$—	$104,268,893
Asset Backed Securities	—	1,076,179,434	—	1,076,179,434
Collateralized Mortgage Obligations	—	628,660,001	—	628,660,001
Commercial Mortgage-Backed Securities	—	293,995,792	—	293,995,792
Corporate Bonds	—	1,253,029,799	—	1,253,029,799
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	6,188,705	6,188,705
Multiperil – Massachusetts	—	—	4,461,430	4,461,430
Multiperil – U.S.	—	—	6,427,582	6,427,582
Multiperil – Worldwide	—	—	7,034,185	7,034,185
Windstorm – Florida	—	—	234,207	234,207
Windstorm - North Carolina	—	—	6,400	6,400
Windstorm – U.S. Regional	—	—	1,926,758	1,926,758
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2266

Schedule of Investments  |  12/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Reinsurance Sidecars
Multiperil – U.S.	$—	$—	$580,392	$580,392
Multiperil – Worldwide	—	—	40,774,185	40,774,185
Industry Loss Warranties
Earthquakes - U.S.	—	—	5,071,000	5,071,000
Windstorm – U.S.	—	—	126,750	126,750
All Other Insurance-Linked Securities	—	83,428,050	—	83,428,050
U.S. Government and Agency Obligations	—	63,343,167	—	63,343,167
Repurchase Agreements	—	184,350,000	—	184,350,000
Commercial Paper	—	244,864,334	—	244,864,334
Open-End Fund	172,491,774	—	—	172,491,774
Total Investments in Securities	$172,491,774	$3,932,119,470	$72,831,594	$4,177,442,838
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(155,682)	$—	$—	$(155,682)
Total Other Financial Instruments	$(155,682)	$—	$—	$(155,682)
During the period ended December 31, 2022, there were no significant transfers in or out of Level 3.
67Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/22